UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214 -----------

SENTINEL GROUP FUNDS, INC. --------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604 --------------------------------------- (Name and address of agent for service)

(800) 282-3863 --------------

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/08 -------- Date of reporting period: 08/31/08

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Balanced Fund

Fund Profile
at August 31, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets

Common Stocks	68.8%

U.S. Government Obligations	29.2%

Bonds	0.1%

Cash and Other	1.9%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	2.4%	FNR 06-63 VH	6.50%	03/25/23	4.9%

Johnson & Johnson	1.7%	FNR 06-66 NV	6.50%	02/25/24	3.6%

Time Warner, Inc.	1.6%	FHLMC G02318	6.50%	08/01/36	3.5%

General Electric Co.	1.4%	FNR 06-88 BV	6.50%	11/25/25	2.8%

United Technologies Corp.	1.4%	FNMA 888129	5.50%	02/01/37	2.2%

Freeport-McMoRan Copper & Go	1.4%	FNMA 888124	5.00%	09/01/35	1.7%

Medtronic, Inc.	1.3%	FHR 2454 BK	6.50%	05/15/32	1.6%

Procter & Gamble Co.	1.3%	FHR 3181 BV	6.50%	06/15/26	1.6%

Chevron Corp.	1.3%	FNMA 909176	6.00%	04/01/38	1.6%

Weatherford Int'l. Ltd.	1.3%	FNMA 745355	5.00%	03/01/36	1.2%

Total of Net Assets*	15.1%	Total of Net Assets*			24.7%

Average Effective Duration	(for all Fixed Income Holdings) 4.2 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations		29.2%	FHLMC G11943			FNR 06-78 BV
U.S. Government Agency			5.5%, 04/01/21	64M	$64,457	6.5%, 06/25/23	1,500M	$1,557,630
Obligations	29.2%				270,392	FNR 06-66 NV
Federal Home Loan Mortgage			20-Year:			6.5%, 02/25/24	9,000M	9,492,566
Corporation	7.0%					FNR 06-88 BV
Collateralized Mortgage Obligations:			FHLMC P00020			6.5%, 11/25/25	7,232M	7,442,252
			6.5%, 10/01/22	504M	517,572
FHR 3181 BV						FNR 02-73 TE
6.5%, 06/15/26	3,996M	$4,143,329	30-Year:			5.5%, 03/25/29	95M	95,287
FHR 2454 BK			FGLMC G08062					31,627,530
6.5%, 05/15/32	4,000M	4,179,599	5%, 06/01/35	76M	73,300
		8,322,928	FHLMC G02318			Mortgage-Backed Securities:
			6.5%, 08/01/36	8,959M	9,216,306	15-Year:
Mortgage-Backed Securities:					9,289,606	FNMA 254907
15-Year:			Total Federal Home Loan			5%, 10/01/18	60M	59,731
FHLMC E01488			Mortgage Corporation		18,400,498	FNMA 255273
5%, 10/01/18	66M	65,717				4.5%, 06/01/19	97M	95,764
FHLMC E01492			Federal National Mortgage			FNMA 255358
5.5%, 10/01/18	42M	42,965	Association	22.2%		5%, 09/01/19	26M	25,555
FHLMC G18091			Collateralized Mortgage Obligations:					181,050
6%, 12/01/20	31M	31,257	FNR 2002-2 UC
FHLMC G18106			6%, 02/25/17	60M	61,892	30-Year:
5.5%, 03/01/21	65M	65,996	FNR 06-63 VH			FNMA 500296
			6.5%, 03/25/23	12,500M	12,977,903	6%, 04/01/29	15M	15,310

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Balanced Fund

Principal						Principal
Amount			Value			Amount	Value			Shares	Value
(M=$1,000)			(Note 2)			(M=$1,000)	(Note 2)				(Note 2)

FNMA 545759				Pepsi Bottling Holdings, Inc.				Procter & Gamble Co.		50,000	$3,488,500
6.5%, 07/01/32		1M	$1,546	5.625%, 02/17/09 (b)		50M	$50,406				17,988,054
FNMA 687301							70,389
6%, 11/01/32		985	1,001					Energy	9.0%
				Consumer Discretionary	0.0%			Apache Corp.		2,300	263,074
FNMA 690305				McDonald's Corp.
5.5%, 03/01/33		21M	20,811					Baker Hughes, Inc.		1,600	128,016
				5%, 02/15/15		50M	50,041
FNMA 762872								Chevron Corp.		40,000	3,452,800
4.5%, 10/01/33		2,061M	1,929,060	Energy	0.0%			EOG Resources, Inc.		22,500	2,349,450
FNMA 748895				Atmos Energy Corp.				ExxonMobil Corp.		78,000	6,240,780
6%, 12/01/33		798M	808,102	4.95%, 10/15/14		15M	14,029
FNMA 804294				XTO Energy, Inc.				Noble Energy, Inc.		17,500	1,255,275
5.5%, 11/01/34		1,900M	1,884,865	5.3%, 06/30/15		20M	19,254	Pride Int'l., Inc. *		40,000	1,536,400
FNMA 811311							33,283	Schlumberger Ltd.		35,000	3,297,700
4.485%, 12/01/34		21M	21,279	Financials	0.0%			Transocean, Inc. *		13,731	1,746,583
FNMA 810896				Citigroup, Inc.				Weatherford Int'l. Ltd. *		88,000	3,395,040
4.831%, 01/01/35		13M	13,526	2.9569%, 05/18/10		50M	48,704
FNMA 797813				First Horizon Alt. Mtg.							23,665,118
5.5%, 04/01/35		2,167M	2,147,822	5.5%, 03/25/35		7M	6,654	Financials	9.1%
FNMA 832258							55,358	ACE Ltd.		25,000	1,315,250
4.798%, 08/01/35		74M	73,851	Health Care	0.0%			American Express Co.		57,800	2,293,504
FNMA 888124				Medtronic, Inc.				American Int'l. Group, Inc.		41,580	893,554
5%,09/01/35		4,727M	4,576,833	4.75%, 09/15/15		50M	49,482	Ameriprise Financial, Inc.		8,120	364,994
FNMA 797721
5.5%, 10/01/35		75M	74,642	Real Estate	0.0%			Bank of America Corp.		63,180	1,967,425
FNMA 745412				Brandywine Operating				Bank of New York Mellon
5.5%, 12/01/35		2,158M	2,141,085	Partnership LP				Corp.		70,000	2,422,700
FNMA 745355				5.4%, 11/01/14		5M	4,365	Citigroup, Inc.		82,900	1,574,271
5%, 03/01/36		3,233M	3,118,819	Telecommunications	0.0%			Goldman Sachs Group,
FNMA 888129				Corning, Inc.				Inc.		8,803	1,443,428
5.5%, 02/01/37		5,949M	5,887,267	6.2%, 03/15/16		15M	15,206
FNMA 909176				Total Bonds				Hartford Financial
6%, 04/01/38		4,047M	4,091,163	(Cost $280,568)			278,124	Services		18,800	1,185,904
			26,806,982					JPMorgan Chase & Co.		43,670	1,680,859
Total Federal National								Marsh & McLennan Cos.,
Mortgage Association			58,615,562			Shares		Inc.		30,000	957,900
Government National Mortgage				Common Stocks	68.8%			Merrill Lynch & Co., Inc.		23,260	659,421
Corporation	0.0%			Consumer Discretionary	4.2%			Moody's Corp.		27,400	1,114,084
Mortgage-Backed Securities:				Comcast Corp.		110,400	2,333,856	Morgan Stanley		20,000	816,600
15-Year:				McDonald's Corp.		37,890	2,351,075	The Travelers Cos., Inc.		40,000	1,766,400
GNMA 514482				McGraw-Hill Cos., Inc.		29,600	1,268,064	US Bancorp		50,000	1,593,000
7.5%, 09/15/14		69M	72,757	Time Warner, Inc.		264,600	4,331,502	Wells Fargo & Co.		61,000	1,846,470
30-Year:				Walt Disney Co.		25,000	808,750				23,895,764
GNMA 26446							11,093,247
9%, 02/15/09		1M	1,110					Health Care	11.7%
Total Government National				Consumer Staples	6.8%			Aetna, Inc.		25,000	1,078,500
Mortgage Corporation			73,867	Altria Group, Inc.		30,000	630,900	Amgen, Inc. *		35,150	2,209,177
Total U.S. Government				CVS Caremark Corp.		34,600	1,266,360	Baxter Int'l., Inc.		22,330	1,513,081
Obligations				Diageo PLC ADR		15,000	1,116,000	Bristol-Myers Squibb Co.		60,000	1,280,400
(Cost $76,519,755)			77,089,927	HJ Heinz Co.		45,000	2,264,400	Celgene Corp. *		10,000	693,000
Bonds	0.1%			Kellogg Co.		33,420	1,819,385	Cigna Corp.		35,000	1,465,800
Basic Industry 0.1%				Kimberly-Clark Corp.		32,160	1,983,629	Covidien Ltd.		56,000	3,027,920
Enterprise Products				Kraft Foods, Inc.		28,026	883,099
Operating LP								Eli Lilly & Co.		30,000	1,399,500
4.95%, 06/01/10		20M	19,983	PepsiCo, Inc.		42,710	2,924,781	Gen-Probe, Inc. *		15,000	896,250
				Philip Morris Int'l., Inc.		30,000	1,611,000	Johnson & Johnson		62,540	4,404,692

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●
Sentinel Balanced Fund

								(b)	Security exempt from registration under Rule
		Shares	Value			Shares	Value		144A of the Securities Act of 1933, as
			(Note 2)				(Note 2)		amended. These securities may be resold in
									transactions exempt from registrations,
									normally to qualified institutional buyers. At
Medco Health Solutions,				Tyco Electronics Ltd.		26,525 $	872,938		August 31, 2008, the market value of rule
Inc. *		10,000	$468,500				30,549,500		144A securities amounted to $50,406 or
Medtronic, Inc.		65,000	3,549,000	Materials	3.1%				0.02% of net assets.
Merck & Co., Inc.		40,000	1,426,800	EI Du Pont de Nemours &				ADR	- American Depository Receipt
Pfizer, Inc.		100,000	1,911,000	Co.		50,000	2,222,000
Schering-Plough Corp.		50,000	970,000	Freeport-McMoRan
St. Jude Medical, Inc. *		35,000	1,604,050	Copper & Gold, Inc.		40,000	3,572,800
Teva Pharmaceutical				Praxair, Inc.		27,045	2,429,723
Industries Ltd. ADR		25,000	1,183,500				8,224,523
Zimmer Holdings, Inc. *		25,000	1,809,750	Telecommunication Services	1.9%
			30,890,920	America Movil SA de CV
Industrials	10.2%			ADR		40,000	2,055,200
Boeing Co.		25,000	1,639,000	AT&T, Inc.		43,180	1,381,328
Canadian National				Verizon Communications,
Railway Co.		49,600	2,605,488	Inc.		40,000	1,404,800
Deere & Co.		20,000	1,411,400				4,841,328
General Dynamics Corp.		23,000	2,122,900	Utilities	1.2%
General Electric Co.		135,000	3,793,500	Entergy Corp.		20,000	2,067,800
Honeywell Int'l., Inc.		55,400	2,779,418	NRG Energy, Inc. *		30,000	1,129,200

Northrop Grumman Corp.		21,000	1,445,850				3,197,000
Rockwell Automation, Inc.		21,740	1,026,345	Total Common Stocks
Tyco Int'l. Ltd.		26,525	1,137,392	(Cost $127,910,603)			181,304,821
Union Pacific Corp.		33,000	2,768,700		Principal
United Technologies Corp.		57,000	3,738,630		Amount
					(M=$1,000)
Waste Management, Inc.		70,800	2,490,744
			26,959,367	Corporate Short-Term Notes	1.9%
				General Electric Capital
Information Technology	11.6%			2.08%, 09/02/08		2,000M	1,999,884
Accenture Ltd.		25,000	1,034,000	Toyota Motor Credit
Activision Blizzard, Inc. *		42,000	1,378,440	2.15%, 09/03/08		3,000M	2,999,642
Adobe Systems, Inc. *		45,000	1,927,350	Total Corporate
				Short-Term Notes
Broadcom Corp. *		60,000	1,443,600	(Cost $4,999,526)			4,999,526
Cisco Systems, Inc. *		89,200	2,145,260	Total Investments	100.0%
Dolby Laboratories, Inc. *		25,000	1,017,500		(Cost $209,710,452)†		263,672,398
EMC Corp. *		115,100	1,758,728	Other Assets in
Intel Corp.		105,960	2,423,305	Excess of
Int'l. Business Machines				Liabilities	0.0%		94,969
Corp.		21,437	2,609,526	Net Assets	100.0%		$263,767,367
KLA-Tencor Corp.		37,000	1,371,220
Microchip Technology,
Inc.		20,000	640,200	*	Non-income producing
Microsoft Corp.		104,010	2,838,433	†	Cost for federal income tax purposes is
Motorola, Inc.		100,000	942,000		$209,710,452. At August 31, 2008 unrealized
NetApp, Inc. *		65,000	1,656,200		appreciation for federal income tax purposes
Nokia Corp. ADR		75,000	1,887,750		aggregated $53,961,946 of which
SAP AG ADR		37,300	2,091,784		$59,608,247 related to appreciated securities
Seagate Technology		80,000	1,192,800		and $5,646,301 related to depreciated
Texas Instruments, Inc.		53,793	1,318,466	securities.

			The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Capital Growth Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	18.8%	Consumer Staples	10.4%

Materials	18.6%	Consumer Discretionary	6.0%

Information Technology	14.2%	Financials	3.4%

Energy	12.5%	Telecommunication Services	2.7%

Health Care	12.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Praxair, Inc.	5.2%	Schlumberger Ltd.	3.2%

Emerson Electric Co.	3.7%	Freeport-McMoRan Copper & Gold, Inc.	3.1%

Gilead Sciences, Inc.	3.7%	BlackRock, Inc.	2.9%

McDonald's Corp.	3.6%	ExxonMobil Corp.	2.6%

Jacobs Engineering Group, Inc.	3.6%	Total of Net Assets	34.9%

Walgreen Co.	3.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

		Shares	Value			Shares	Value			Shares	Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	98.9%			St. Mary Land &				General Electric Co.		50,000	$1,405,000
Consumer Discretionary	6.0%			Exploration Co.		12,500	$527,750	Goodrich Corp.		30,000	1,537,500
Johnson Controls, Inc.		38,000	$1,174,960	Transocean, Inc. *		19,000	2,416,800	Illinois Tool Works, Inc.		35,000	1,736,350
McDonald's Corp.		90,500	5,615,525	Weatherford Int'l. Ltd. *		12,000	462,960	Jacobs Engineering
Tiffany & Co.		58,000	2,561,860				19,544,299	Group, Inc. *		76,000	5,610,320
			9,352,345	Financials	3.4%			Kansas City Southern *		25,000	1,285,750
Consumer Staples	10.4%			BlackRock, Inc.		21,000	4,562,250	Paccar, Inc.		25,300	1,089,418
Bunge Ltd.		9,000	804,240	CME Group, Inc.		2,500	838,450	Precision Castparts Corp.		12,000	1,239,120
Colgate-Palmolive Co.		36,000	2,737,080				5,400,700	Union Pacific Corp.		22,000	1,845,800

Corn Products Int'l., Inc.		36,100	1,616,919	Health Care	12.3%						29,513,908
PepsiCo, Inc.		33,554	2,297,778	Covidien Ltd.		10,000	540,700	Information Technology	14.2%
Procter & Gamble Co.		35,770	2,495,673	Gilead Sciences, Inc. *		110,400	5,815,872	Ansys, Inc. *		25,000	1,108,750
Walgreen Co.		140,000	5,100,200	Medtronic, Inc.		62,428	3,408,569	Apple, Inc. *		9,500	1,610,535
Wal-Mart de Mexico SAB				Roche Holding AG ADR		45,000	3,781,125	Autodesk, Inc. *		95,000	3,375,350
de CV ADR		37,085	1,353,602	St. Jude Medical, Inc. *		37,000	1,695,710	Automatic Data
			16,405,492	Stryker Corp.		60,000	4,031,400	Processing, Inc.		50,763	2,252,862
Energy	12.5%						19,273,376	Broadcom Corp. *		25,000	601,500
Arch Coal, Inc.		10,000	542,400	Industrials	18.8%			Cisco Systems, Inc. *		136,870	3,291,724
Devon Energy Corp.		15,000	1,530,750	Canadian Pacific Railway				Cognizant Technology
EOG Resources, Inc.		20,000	2,088,400	Ltd.		35,000	2,126,250	Solutions Corp. *		43,000	1,260,760
ExxonMobil Corp.		51,200	4,096,512	Caterpillar, Inc.		10,000	707,300	Corning, Inc.		100,000	2,054,000
Nabors Industries Ltd. *		10,000	356,000	Deere & Co.		22,000	1,552,540	EMC Corp. *		80,400	1,228,512
Noble Corp.		20,000	1,005,800	Donaldson Co., Inc.		40,000	1,756,400	Google, Inc. *		1,000	463,290
Peabody Energy Corp.		23,300	1,466,735	Emerson Electric Co.		125,000	5,850,000	Int'l. Business Machines
Schlumberger Ltd.		53,600	5,050,192	General Dynamics Corp.		19,200	1,772,160	Corp.		30,000	3,651,900

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Capital Growth Fund

				†	Cost for federal income tax purposes is
		Shares	Value		$107,816,445. At August 31, 2008 unrealized
			(Note 2)		appreciation for federal income tax purposes
					aggregated $49,323,562 of which
Microsoft Corp.		50,000 $	1,364,500		$53,257,510 related to appreciated securities
			22,263,683		and $3,933,948 related to depreciated
Materials	18.6%				securities.
				ADR	-	American Depository Receipt
Allegheny Technologies,				SPDR	-	Standard & Poor's Depository Receipts
Inc.		20,000	980,000
BHP Billiton Ltd. ADR		43,000	3,031,930
Carpenter Technology
Corp.		40,000	1,552,400
Commercial Metals Co.		85,100	2,215,153
Companhia Vale do Rio
Doce ADR		50,000	1,327,500
Freeport-McMoRan
Copper & Gold, Inc.		53,700	4,796,484
Monsanto Co.		10,000	1,142,500
Nucor Corp.		21,000	1,102,500
Potash Corp. of
Saskatchewan, Inc.		6,000	1,041,600
Praxair, Inc.		90,800	8,157,472
SPDR Gold Trust *		40,000	3,268,400
Yamana Gold, Inc.		50,000	541,000
			29,156,939
Telecommunication Services	2.7%
AT&T, Inc.		40,000	1,279,600
Verizon Communications,
Inc.		84,000	2,950,080
			4,229,680
Total Common Stocks
(Cost $105,816,860)			155,140,422
		Principal
		Amount
		(M=$1,000)
Corporate Short-Term Notes	1.3%
American Express Credit
2.05%, 09/09/08		600M	599,727
General Electric Capital
2.08%, 09/02/08		900M	899,948
Toyota Motor Credit
2.15%, 09/04/08		500M	499,910
Total Corporate
Short-Term Notes
(Cost $1,999,585)			1,999,585
Total Investments	100.2%
(Cost $107,816,445)†			157,140,007
Excess of Liabilities
Over Other
Assets	(0.2)%		(325,066)
Net Assets	100.0%		$156,814,941

* Non-income producing

			The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Common Stock Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Health Care	15.4%	Consumer Staples	10.9%

Industrials	15.4%	Consumer Discretionary	5.2%

Energy	15.3%	Materials	5.2%

Information Technology	15.1%	Telecommunication Services	1.9%

Financials	12.5%	Utilities	1.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

ExxonMobil Corp.	3.9%	General Electric Co.	2.2%

United Technologies Corp.	3.0%	Weatherford Int'l. Ltd.	2.2%

Schlumberger Ltd.	3.0%	PepsiCo, Inc.	2.2%

Johnson & Johnson	2.3%	Chevron Corp.	2.1%

Freeport-McMoRan Copper & Gold, Inc.	2.3%	Total of Net Assets	25.5%

Procter & Gamble Co.	2.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

		Shares	Value			Shares	Value			Shares	Value
			(Note 2)				(Note 2)				(Note 2)

Common Stocks	98.7%			ExxonMobil Corp.		594,000	$47,525,940	The Travelers Cos., Inc.		275,000	$12,144,000
Consumer Discretionary	5.2%			Noble Energy, Inc.		125,000	8,966,250	US Bancorp		400,000	12,744,000
Comcast Corp.		712,500	$15,062,250	Pride Int'l., Inc. *		300,000	11,523,000	Wells Fargo & Co.		356,600	10,794,282
McDonald's Corp.		204,600	12,695,430	Schlumberger Ltd.		380,000	35,803,600				151,185,968
McGraw-Hill Cos., Inc.		183,800	7,873,992	Transocean, Inc. *		83,247	10,589,018	Health Care	15.4%
Time Warner, Inc.		1,176,900	19,265,853	Weatherford Int'l. Ltd. *		689,800	26,612,484	Aetna, Inc.		250,000	10,785,000
TJX Cos., Inc.		120,700	4,374,168				185,441,522	Amgen, Inc. *		171,400	10,772,490
Walt Disney Co.		125,000	4,043,750	Financials	12.5%			Baxter Int'l., Inc.		150,000	10,164,000
			63,315,443	ACE Ltd.		139,300	7,328,573	Bristol-Myers Squibb Co.		350,000	7,469,000
Consumer Staples	10.9%			American Express Co.		275,000	10,912,000	Celgene Corp. *		60,000	4,158,000
Altria Group, Inc.		255,400	5,371,062	American Int'l. Group, Inc.		190,000	4,083,100	Cigna Corp.		185,000	7,747,800
CVS Caremark Corp.		250,000	9,150,000	Ameriprise Financial, Inc.		50,660	2,277,167	Covidien Ltd.		290,000	15,680,300
Diageo PLC ADR		150,000	11,160,000	Bank of America Corp.		426,875	13,292,888	Eli Lilly & Co.		101,500	4,734,975
HJ Heinz Co.		250,000	12,580,000	Bank of New York Mellon				Gen-Probe, Inc. *		75,000	4,481,250
Kellogg Co.		150,000	8,166,000	Corp.		564,850	19,549,458	Johnson & Johnson		402,800	28,369,204
Kimberly-Clark Corp.		200,000	12,336,000	Citigroup, Inc.		475,000	9,020,250	Medco Health Solutions,
Kraft Foods, Inc.		176,742	5,569,140	Goldman Sachs Group,				Inc. *		55,000	2,576,750
PepsiCo, Inc.		388,000	26,570,240	Inc.		60,000	9,838,200	Medtronic, Inc.		369,500	20,174,700
Philip Morris Int'l., Inc.		255,400	13,714,980	Hartford Financial				Merck & Co., Inc.		300,000	10,701,000
Procter & Gamble Co.		391,475	27,313,211	Services		98,400	6,207,072	Pfizer, Inc.		600,000	11,466,000
			131,930,633	JPMorgan Chase & Co.		367,750	14,154,698	Schering-Plough Corp.		300,000	5,820,000
				Marsh & McLennan Cos.,				St. Jude Medical, Inc. *		225,000	10,311,750
Energy	15.3%			Inc.		165,000	5,268,450	Teva Pharmaceutical
Apache Corp.		41,000	4,689,580	Merrill Lynch & Co., Inc.		111,800	3,169,530	Industries Ltd. ADR		149,400	7,072,596
Chevron Corp.		300,000	25,896,000	Moody's Corp.		55,000	2,236,300
EOG Resources, Inc.		132,500	13,835,650	Morgan Stanley		200,000	8,166,000

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Common Stock Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)

Zimmer Holdings, Inc. *	190,000	$13,754,100	Praxair, Inc.	236,000	$21,202,240
186,238,915	62,553,924
Industrials 15.4%	Telecommunication Services	1.9%
Boeing Co.	79,000	5,179,240	America Movil SA de CV
Canadian National	ADR	200,000	10,276,000
Railway Co.	160,700	8,441,571	AT&T, Inc.	192,200	6,148,478
Deere & Co.	140,000	9,879,800	Verizon Communications,
General Dynamics Corp.	144,800	13,365,040	Inc.	198,152	6,959,098
General Electric Co.	964,049	27,089,777	23,383,576
Honeywell Int'l., Inc.	449,300	22,541,381	Utilities	1.8%
L-3 Communications	Entergy Corp.	100,000	10,339,000
Holdings, Inc.	34,000	3,533,960	Exelon Corp.	63,000	4,785,480
Northrop Grumman Corp.	131,900	9,081,315	NRG Energy, Inc. *	170,000	6,398,800
Rockwell Automation, Inc.	160,000	7,553,600	21,523,280
Tyco Int'l. Ltd.	155,850	6,682,848	Total Common Stocks
Union Pacific Corp.	263,200	22,082,480	(Cost $769,077,556)	1,193,442,916
United Technologies Corp.	560,900	36,789,431	Principal
Waste Management, Inc.	380,000	13,368,400	Amount
185,588,843	(M=$1,000)
Information Technology	15.1%	Corporate Short-Term Notes	1.2%
Accenture Ltd.	150,000	6,204,000	General Electric Capital Corp.
2.1%, 09/08/08	4,000M	3,998,366
Activision Blizzard, Inc. *	300,000	9,846,000	Prudential Funding Corp.
Adobe Systems, Inc. *	253,100	10,840,273	2%, 09/05/08	5,000M	4,998,889
Broadcom Corp. *	235,500	5,666,130	Toyota Motor Credit
Cisco Systems, Inc. *	600,000	14,430,000	2.03%, 09/03/08	3,000M	2,999,662
Dolby Laboratories, Inc. *	100,000	4,070,000	2.15%, 09/10/08	2,500M	2,498,656
EMC Corp. *	595,200	9,094,656	Total Corporate
Short-Term Notes
Intel Corp.	484,700	11,085,089	(Cost $14,495,573)	14,495,573
Int'l. Business Machines	Total Investments	99.9%
Corp.	150,000	18,259,500	(Cost $783,573,129)†	1,207,938,489
KLA-Tencor Corp.	230,000	8,523,800	Other Assets in
Microchip Technology,	Excess of
Inc.	100,000	3,201,000	Liabilities	0.1%	1,796,626
Microsoft Corp.	737,600	20,129,104	Net Assets	100.0%	$1,209,735,115
Motorola, Inc.	600,000	5,652,000
NetApp, Inc. *	400,000	10,192,000
Nokia Corp. ADR	465,000	11,704,050	*	Non-income producing
SAP AG ADR	258,300	14,485,464	†	Cost for federal income tax purposes is
$783,573,129. At August 31, 2008 unrealized
Seagate Technology	389,200	5,802,972	appreciation for federal income tax purposes
Texas Instruments, Inc.	325,000	7,965,750	aggregated $424,365,360 of which
Tyco Electronics Ltd.	155,850	5,129,024	$443,681,760 related to appreciated securities
182,280,812	and $19,316,400 related to depreciated
securities.
Materials	5.2%	ADR	-	American Depository Receipt
EI Du Pont de Nemours &
Co.	300,000	13,332,000
Freeport-McMoRan
Copper & Gold, Inc.	313,700	28,019,684

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Conservative Allocation Fund

Fund Profile
at August 31, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets

U.S. Government Obligations	49.7%

Common Stocks	37.8%

Bonds	6.4%

Foreign Stocks	1.1%

Cash and Other	5.0%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	1.2%	FHLMC G02318	6.50%	08/01/36	6.4%

ConocoPhillips	1.1%	FNMA 745432	5.50%	04/01/36	6.3%

Waste Management, Inc.	1.0%	FNMA 888129	5.50%	02/01/37	6.2%

Praxair, Inc.	0.8%	FNMA 745355	5.00%	03/01/36	3.6%

General Electric Co.	0.8%	FNMA 762872	4.50%	10/01/33	3.6%

United Technologies Corp.	0.7%	FNMA 804294	5.50%	11/01/34	3.4%

Weatherford Int'l. Ltd.	0.7%	FNMA 735500	5.50%	05/01/35	2.9%

JPMorgan Chase & Co.	0.7%	FNMA 909166	6.00%	03/01/38	2.7%

Canadian National Railway Co.	0.7%	FNMA 745412	5.50%	12/01/35	2.6%

Honeywell Int'l., Inc.	0.7%	FNMA 888124	5.00%	09/01/35	2.3%

Total of Net Assets*	8.4%	Total of Net Assets*			40.0%

Average Effective Duration	(for all Fixed Income Holdings) 4.4 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2008 (Unaudited)
	Principal				Principal			Principal
	Amount		Value		Amount		Value	Amount			Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)	(M=$1,000)			(Note 2)

U.S. Government Obligations		49.7%		Federal National Mortgage				FNMA 745355
U.S. Government Agency				Association		39.5%		5%, 03/01/36		2,020M $	1,949,262
Obligations		49.7%		Collateralized Mortgage Obligations:				FNMA 745432
Federal Home Loan Mortgage				FNR 06-78 BV				5.5%, 04/01/36		3,470M	3,439,115
Corporation		10.2%		6.5%, 06/25/23	1,000M		$1,038,420	FNMA 888129
Collateralized Mortgage Obligations:				Mortgage-Backed Securities:				5.5%, 02/01/37		3,400M	3,364,152
FHR 3181 BV				30-Year:				FNMA 909166
6.5%, 06/15/26	1,000M		$1,036,956	FNMA 731291				6%, 03/01/38		1,439M	1,454,104
FHR 2454 BK				5%, 08/01/33	1,184M		1,146,630				20,379,921
6.5%, 05/15/32	1,000M		1,044,900	FNMA 762872				Total Federal National
			2,081,856	4.5%, 10/01/33	2,061M		1,929,060	Mortgage Association			21,418,341
Mortgage-Backed Securities:				FNMA 804294				Total U.S. Government
30-Year:				5.5%, 11/01/34	1,870M		1,855,414	Obligations
FHLMC G02318				FNMA 735500				(Cost $27,089,370)			26,956,312
6.5%, 08/01/36	3,360M		3,456,115	5.5%, 05/01/35	1,572M		1,557,530	Bonds	6.4%
Total Federal Home Loan				FNMA 888124				Basic Industry	0.4%
Mortgage Corporation			5,537,971	5%, 09/01/35	1,289M		1,248,227	Freeport-McMoRan Copper
				FNMA 735997				& Gold, Inc.
				5.5%, 11/01/35	1,018M		1,009,037	6.875%, 02/01/14		200M	205,732
				FNMA 745412
				5.5%, 12/01/35	1,439M		1,427,390

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Conservative Allocation Fund

		Principal
		Amount	Value			Shares	Value			Shares	Value
		(M=$1,000)	(Note 2)				(Note 2)				(Note 2)

Capital Goods	0.5%			Time Warner, Inc.		15,000	$245,550	Eli Lilly & Co.		5,200	$242,580
L-3 Communications Corp.				Toyota Motor Corp. ADR		3,000	268,770	GlaxoSmithKline PLC
6.375%, 10/15/15		300M	$288,750	Walt Disney Co.		5,573	180,287	ADR		5,200	244,244
Consumer Cyclical	0.7%						1,115,828	Johnson & Johnson		5,000	352,150
Accuride Corp.				Consumer Staples	4.4%			Medtronic, Inc.		5,245	286,377
8.5%, 02/01/15		150M	97,500
Warnaco, Inc.				Altria Group, Inc.		10,000	210,300	Merck & Co., Inc.		7,500	267,525
8.875%, 06/15/13		250M	258,125	Coca-Cola Co.		4,455	231,972	Novartis AG ADR		2,400	133,536
			355,625	Colgate-Palmolive Co.		2,500	190,075	Pfizer, Inc.		16,027	306,276
Consumer Non-Cyclical	0.3%			CVS Caremark Corp.		3,146	115,143	Quest Diagnostics, Inc.		3,000	162,150
Elizabeth Arden, Inc.				General Mills, Inc.		2,811	186,032	UnitedHealth Group, Inc.		3,000	91,350
7.75%, 01/15/14		200M	188,000	HJ Heinz Co.		5,000	251,600				3,032,451
Energy	1.9%			Kimberly-Clark Corp.		4,544	280,274	Industrials 5.5%
Chesapeake Energy Corp.				Kraft Foods, Inc.		10,000	315,100	Canadian National
6.375%, 06/15/15		100M	93,500	Philip Morris Int'l., Inc.		3,497	187,789	Railway Co.		7,000	367,710
6.875%, 01/15/16		230M	221,950	Procter & Gamble Co.		2,772	193,402	Deere & Co.		5,000	352,850
MarkWest Energy Partners LP				Wal-Mart Stores, Inc.		3,928	232,027	General Electric Co.		15,000	421,500
8.5%, 07/15/16		250M	251,250				2,393,714	Honeywell Int'l., Inc.		7,300	366,241
PetroHawk Energy Corp.								Lockheed Martin Corp.		2,861	333,135
9.125%, 07/15/13		200M	200,000	Energy	6.1%			Rockwell Automation, Inc.		5,000	236,050
Williams Partners LP				BP PLC ADR		3,991	230,001	United Technologies Corp.		6,000	393,540
7.25%, 02/01/17		275M	276,117	ConocoPhillips		7,088	584,831	Waste Management, Inc.		15,000	527,700
			1,042,817	ExxonMobil Corp.		8,245	659,682				2,998,726
Services Cyclical	0.3%			Hess Corp.		1,426	149,317
Las Vegas Sands Corp.				Occidental Petroleum				Information Technology	4.4%
6.375%, 02/15/15		200M	161,000	Corp.		3,162	250,936	Altera Corp.		4,994	113,064
Technology	0.4%			Patterson-UTI Energy, Inc.		10,000	284,200	Ansys, Inc. *		8,000	354,800
Sungard Data Systems, Inc.				Schlumberger Ltd.		1,600	150,752	Canon, Inc. ADR		6,000	268,440
9.125%, 08/15/13		200M	204,000	Total SA ADR		5,000	359,400	Fiserv, Inc. *		4,600	238,556
Telecommunications	1.0%			Transocean, Inc. *		2,140	272,208	Intel Corp.		4,600	105,202
Qwest Capital Funding, Inc.				Weatherford Int'l. Ltd. *		10,000	385,800	Microchip Technology,
7%, 08/03/09		300M	301,125					Inc.		8,500	272,085
Rogers Wireless, Inc.							3,327,127	Microsoft Corp.		8,671	236,632
6.375%, 03/01/14		250M	253,875	Financials	4.4%			Motorola, Inc.		3,753	35,353
			555,000	American Int'l. Group, Inc.		6,165	132,486
								NetApp, Inc. *		10,000	254,800
Utilities	0.9%			Bank of America Corp.		10,088	314,140	SAP AG ADR		3,500	196,280
AES Corp.				Citigroup, Inc.		10,047	190,792
7.75%, 03/01/14		225M	225,000	Franklin Resources, Inc.		1,800	188,100	Seagate Technology		8,500	126,735
Orion Power Holdings, Inc.								Texas Instruments, Inc.		7,000	171,570
12%, 05/01/10		150M	162,750	JPMorgan Chase & Co.		9,640	371,044				2,373,517
Tenaska Alabama Partners				Merrill Lynch & Co., Inc.		3,005	85,192
LP				Moody's Corp.		4,700	191,102	Materials	2.5%
7%, 06/30/21 (b)		91M	85,681	PNC Financial Services				EI Du Pont de Nemours &
			473,431	Group, Inc.		5,006	360,182	Co.		7,000	311,080
Total Bonds				The Travelers Cos., Inc.		7,409	327,181	Packaging Corp. of
(Cost $3,599,480)			3,474,355	Wells Fargo & Co.		8,032	243,129	America		12,500	321,875
								Praxair, Inc.		5,000	449,200
							2,403,348	Weyerhaeuser Co.		4,308	239,051
		Shares		Health Care	5.6%						1,321,206
Common Stocks	37.8%			Abbott Laboratories		5,000	287,150	Telecommunication Services	1.4%
Consumer Discretionary	2.1%			Baxter Int'l., Inc.		2,588	175,363	AT&T, Inc.		11,346	362,959
Comcast Corp.		11,250	237,825	Bristol-Myers Squibb Co.		10,000	213,400	Sprint Nextel Corp.		16,091	140,313
Target Corp.		3,459	183,396	Covidien Ltd.		5,000	270,350

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●
Sentinel Conservative Allocation Fund

		Shares	Value
			(Note 2)

Verizon Communications,
Inc.		7,297	$256,271	ADR	-	American Depository Receipt
			759,543
Utilities	1.4%
DPL, Inc.		5,500	136,510
Energy East Corp.		3,437	93,486
Entergy Corp.		1,734	179,278
FPL Group, Inc.		3,411	204,865
Mirant Corp. *		5,464	161,625
			775,764
Total Common Stocks
(Cost $18,557,535)			20,501,224
Foreign Stocks	1.1%
Germany	0.5%
Puma AG Rudolf Dassler
Sport		800	251,623
Switzerland	0.4%
Nestle SA		5,000	220,298
United Kingdom	0.2%
Diageo PLC		7,500	138,517
Total Foreign Stocks
(Cost $578,396)			610,438

		Principal
		Amount
		(M=$1,000)
Corporate Short-Term Notes	3.7%
General Electric Capital
2.03%, 09/02/08
(Cost $1,999,887)		2,000M	1,999,887
Total Investments	98.7%
(Cost $51,824,668)†			53,542,216
Other Assets in
Excess of
Liabilities	1.3%		692,828
Net Assets	100.0%		$54,235,044

*	Non-income producing
†	Cost for federal income tax purposes is
	$51,824,668. At August 31, 2008 unrealized
	appreciation for federal income tax purposes
	aggregated $1,717,548 of which $3,809,098
	related to appreciated securities and
	$2,091,550 related to depreciated securities.
(b)	Security exempt from registration under Rule
	144A of the Securities Act of 1933, as
	amended. These securities may be resold in
	transactions exempt from registrations,
	normally to qualified institutional buyers. At
	August 31, 2008, the market value of rule
	144A securities amounted to $85,681 or
	0.16% of net assets.

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Georgia Municipal Bond Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

State of Georgia	6.25%	08/01/13	7.6%	De Kalb County, GA	5.00%	12/01/15	3.7%

State of Georgia	5.25%	10/01/15	5.5%	County of Forsyth, GA	5.25%	03/01/13	3.6%

Clayton County Water & Sewer Auth.	5.25%	05/01/15	5.4%	Cobb-Marietta Coliseum & Exhibit Hall	5.00%	01/01/15	3.6%

Cherokee County, GA	5.25%	08/01/16	4.3%	Jackson County School District, GA	5.00%	03/01/16	3.6%

Chatham County School District	5.25%	08/01/14	3.7%	Total of Net Assets			44.7%

Henry County Water & Sewerage Auth.	5.125%	02/01/19	3.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.

Investment in Securities
at August 31, 2008 (Unaudited)

		Principal			Principal				Principal
		Amount	Value		Amount	Value			Amount	Value
		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(M=$1,000)	(Note 2)

Bonds	98.8%			Douglasville-Douglas			State of Georgia
Georgia	98.8%			County Water & Sewer			6.25%, 08/01/13		2,000M	$2,310,340
Berrien County School				Authority, GA			Total Investments	98.8%
District				5%, 06/01/27	500M	$519,340	(Cost $29,536,825)†			30,160,078
5%, 04/01/18		605M	$668,937	Forsyth District County School			Other Assets in
Bulloch County				5%, 02/01/24	1,000M	1,035,970	Excess of
Development Authority							Liabilities	1.2%		373,056
5%, 08/01/16		500M	527,720	Fulton Dekalb Hospital			Net Assets	100.0%		$30,533,134
Chatham County School				Authority
District				5%, 01/01/13	1,000M	1,076,730
5.25%, 08/01/14		1,000M	1,118,090	Georgia State Road &
Cherokee County, GA				Tollway Auth.			† Cost for federal income tax purposes is
5.25%, 08/01/16		1,200M	1,307,040	5%, 06/01/18	1,000M	1,084,660	$29,536,825. At August 31, 2008 unrealized
City of Augusta, GA				Henry County Water &			appreciation for federal income tax purposes
5%, 10/01/13		500M	548,465	Sewerage Auth.
Clayton County Water &				5.125%, 02/01/19	1,045M	1,114,858	aggregated $623,252 of which $740,157
Sewer Auth.				Jackson County School			related to appreciated securities and $116,905
5.25%, 05/01/15		1,500M	1,652,400	District, GA			related to depreciated securities.
Cobb County & Marietta				5%, 03/01/16	1,000M	1,088,250
Water Authority				5%, 03/01/21	500M	522,520
5.125%, 11/01/19		1,000M	1,071,980	Jackson County Water &
Cobb County Hospital				Sewer Authority
Authority				5.25%, 09/01/20	500M	525,455
5.25%, 04/01/15		700M	768,481	Newton County School
Cobb County, GA				District, GA
5%, 01/01/13		500M	544,710	5%, 02/01/15	1,000M	1,077,420
Cobb-Marietta Coliseum &				Paulding County, GA
Exhibit Hall				5%, 02/01/21	1,000M	1,056,140
5%, 01/01/15		1,000M	1,090,000	Private Colleges &
County of Forsyth, GA				Universities Authority
5.25%, 03/01/13		1,000M	1,100,510	4.75%, 10/01/11	300M	307,221
County of Gilmer, GA				5%, 09/01/13	500M	546,040
5%, 04/01/20		1,000M	1,047,530	Roswell, GA
De Kalb County, GA				5.5%, 02/01/12	770M	789,874
5%, 10/01/12		500M	544,085	State of Georgia
5%, 12/01/15		1,000M	1,114,800	2%, 04/01/26	1,000M	662,730
				5%, 07/01/14	530M	558,482
				5%, 05/01/19	1,000M	1,085,020
				5.25%, 10/01/15	1,500M	1,694,280

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Government Securities Fund

Fund Profile
at August 31, 2008 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings

Less than 1 yr.			1.6%	4 yrs. to 5.99 yrs.			65.8%

1 yr. to 2.99 yrs.			7.4%	6 yrs. to 7.99 yrs.			3.9%

3 yrs. to 3.99 yrs.			21.4%

Average Effective Duration (for all Fixed Income Holdings) 4.4 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

FHLMC G02318	6.50%	08/01/36	6.1%	FNMA 804312	5.50%	11/01/34	3.1%

FHLMC A61766	5.00%	06/01/37	5.6%	FHLMC G02869	5.00%	11/01/35	3.0%

FNMA 969675	6.00%	02/01/38	4.4%	FNMA 735141	5.50%	01/01/35	3.0%

FNMA 745355	5.00%	03/01/36	4.3%	FNMA 969831	4.50%	02/01/38	2.9%

FNMA 735997	5.50%	11/01/35	3.5%	Total of Net Assets			39.0%

FNMA 981322	6.00%	06/01/38	3.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations		102.9%	FHLMC 360017			FGLMC C02886
Federal Home Loan Bank 3.4%			11%, 11/01/17	882	$1,018	6%, 06/01/37	3,376M	$3,407,042
Agency Discount Notes:			FGLMC C69366			FHLMC A64971
2.15%, 09/11/08	16,125M	$16,115,370	6%, 07/01/32	253M	257,283	5.5%, 08/01/37	92M	90,916
			FGLMC C69369			FGLMC A66377
Federal Home Loan Mortgage			6%, 07/01/32	769M	780,542	6%, 09/01/37	2,956M	2,985,649
Corporation	32.7%
Collateralized Mortgage Obligations:			FHLMC G01776			FGLMC A66378
FHR 3199 VH			6%, 10/01/34	7,514M	7,625,370	6%, 09/01/37	1,984M	2,008,859
6.35%, 05/15/23	9,121M	9,376,528	FHLMC G02328			FGLMC C03095
FHR 3181 BV			5%, 09/01/35	12,800M	12,385,229	6%, 11/01/37	2,637M	2,661,517
6.5%, 06/15/26	4,000M	4,147,823	FHLMC A47296			FGLMC C03144
FHR 2454 BK			5%, 10/01/35	1,553M	1,497,466	6%, 12/01/37	5,351M	5,400,974
6.5%, 05/15/32	10,000M	10,448,998	FHLMC G02869			FGLMC A72377
		23,973,349	5%, 11/01/35	15,229M	14,683,153	5%, 01/01/38	4,851M	4,664,451
			FGLMC A54676			FGLMC A72151
Mortgage-Backed Securities:			6%, 12/01/35	2,196M	2,219,252	6%, 01/01/38	1,104M	1,113,778
15-Year:			FGLMC G02280			FGLMC C03153
FHLMC B19087			6%, 07/01/36	1,516M	1,530,895	6%, 01/01/38	4,735M	4,778,650
4.5%, 04/01/20	1,059M	1,036,734	FHLMC G02318			FGLMC A77212
30-Year:			6.5%, 08/01/36	28,516M	29,335,543	6.5%, 05/01/38	5,232M	5,381,192
FHLMC 252153			FGLMC G02736					132,671,352
11%, 11/01/09	264	277	5.5%, 03/01/37	1,077M	1,062,874	Total Federal Home Loan
FHLMC 170141			FGLMC A60337			Mortgage Corporation		157,681,435
11%, 09/01/15	1M	1,220	6%, 05/01/37	1,678M	1,694,263
FHLMC 170147			FHLMC A61766
11%, 11/01/15	2M	1,752	5%, 06/01/37	28,183M	27,102,187

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Government Securities Fund

	Principal			Principal		Principal
	Amount	Value		Amount	Value	Amount		Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)

Federal National Mortgage			FNMA 738887			FNMA 988608
Association 66.3%			5.5%, 10/01/33	1,017M	$1,010,574	6.5%, 08/01/38	8,801M	$9,062,316
Collateralized Mortgage Obligations:			FNMA 748895					272,011,191
FNGT 02-T3 B			6%, 12/01/33	798M	808,011	Total Federal National
5.763%, 12/25/11	200M	$208,953	FNMA 786726			Mortgage Association		319,979,778
FNR 06-63 VH			6.5%, 08/01/34	4,494M	4,644,658
6.5%, 03/25/23	10,283M	10,675,876	FNMA 804312			Government National Mortgage Corporation 0.5%
FNR 06-78 BV			5.5%, 11/01/34	15,218M	15,097,453	Mortgage-Backed Securities:
6.5%, 06/25/23	5,714M	5,933,531	FNMA 735036			15-Year:
FNR 06-66 NV			5.5%, 12/01/34	7,475M	7,415,875
6.5%, 02/25/24	11,000M	11,602,026	FNMA 735141			GNMA II 3197
FNR 06-88 BV			5.5%, 01/01/35	14,353M	14,239,196	7%, 02/20/17	31M	32,173
6.5%, 11/25/25	10,000M	10,290,745	FNMA 820576			20-Year:
FNW 03-W16 AF5			5%, 04/01/35	7,596M	7,328,321	GNMA 623177
4.7868%, 11/25/33	552M	494,466	FNMA 824421			6.5%, 08/15/23	299M	309,527
		39,205,597	5%, 05/01/35	5,572M	5,375,790	25-Year:
Mortgage-Backed Securities:			FNMA 735500			GNMA 608728
10-Year:			5.5%, 05/01/35	13,202M	13,083,254	6.5%, 11/15/25	553M	573,287
FNMA 556247			FNMA 745292			30-Year:
7%, 10/01/10	50M	50,937	5.5%, 05/01/35	11,021M	10,947,802	GNMA 506805
			FNMA 835752			6.5%, 06/15/29	295M	306,136
15-Year:			5%, 08/01/35	5,371M	5,182,066
FNMA 346879			FNMA 888124			GNMA 606242	1,168M	1,188,853
7%, 05/01/11	24M	25,494	5%, 09/01/35	10,314M	9,985,818	6%, 04/15/34		1,494,989
FNMA 255547			FNMA 844797
4.5%, 01/01/20	1,216M	1,196,009	4.5%, 10/01/35	5,289M	4,928,411	Total Government National
FNMA 357923			FNMA 735997			Mortgage Corporation		2,409,976
5%, 08/01/20	1,198M	1,194,323	5.5%, 11/01/35	16,971M	16,817,286	Total U.S. Government
		2,415,826	FNMA 745355			Obligations
20-Year:			5%, 03/01/36	21,417M	20,662,176	(Cost $496,587,363)		496,186,559
FNMA 252206			FNMA 869505			Corporate Short-Term Notes		1.0%
6%, 01/01/19	39M	40,479	5.5%, 03/01/36	1,451M	1,435,460	BMW U.S. Capital
FNMA 573745			FNMA 745418			2.05%, 09/02/08	2,400M	2,399,863
6.5%, 08/01/20	98M	102,611	5.5%, 04/01/36	1,546M	1,532,315	General Electric Capital
FNMA 758564			FNMA 872474			2.03%, 09/02/08	2,500M	2,499,859
6%, 09/01/24	803M	819,427	6%, 05/01/36	12,079M	12,215,275	Total Corporate
		962,517	FNMA 867481			Short-Term Notes
25-Year:			6%, 07/01/36	1,625M	1,643,286	(Cost $4,899,722)		4,899,722
			FNMA 894356			Total Investments 103.9%
FNMA 251808			5 .5%, 10/01/36	13,620M	13,477,795	(Cost $501,487,085)†		501,086,281
10%, 04/01/18	19M	20,793
FNMA 257237			FNMA 888129			Excess of Liabilities
4.5%, 06/01/28	5,633M	5,312,917	5.5%, 02/01/37	3,825M	3,784,672	Over Other
		5,333,710	FNMA 952835			Assets (3.9)%		(18,688,329)
			5.873%, 09/01/37	566M	576,104
30-Year:			FNMA 969831			Net Assets 100.0%		$482,397,952
FNMA 002109			4.5%, 02/01/38	15,175M	14,094,315
9.25%, 10/01/09	4M	4,564	FNMA 969675
FNMA 426830			6%, 02/01/38	21,209M	21,438,757	† Cost for federal income tax purposes is
8%, 11/01/24	27M	29,675	FNMA 909176			$501,487,085. At August 31, 2008 unrealized
FNMA 682078			6%, 04/01/38	5,972M	6,036,687	depreciation for federal income tax purposes
5.5%, 11/01/32	4,019M	3,995,598	FNMA 981322			aggregated $400,804 of which $2,918,623
FNMA 734830			6%, 06/01/38	14,971M	15,132,680	related to appreciated securities and
4.5%, 08/01/33	14,424M	13,499,925				$3,319,427 related to depreciated securities.
FNMA 731291
5%, 08/01/33	7,106M	6,879,778
FNMA 762872
4.5%, 10/01/33	10,305M	9,645,298

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Growth Leaders Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Materials	19.9%	Consumer Staples	5.6%

Information Technology	18.6%	Consumer Discretionary	5.4%

Industrials	13.3%	Financials	3.1%

Energy	12.0%	Telecommunication Services	2.2%

Health Care	5.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Int'l. Business Machines Corp.	3.9%	Kansas City Southern	3.3%

Praxair, Inc.	3.8%	Nucor Corp.	3.2%

Peabody Energy Corp.	3.6%	Ansys, Inc.	3.1%

Bunge Ltd.	3.5%	BlackRock, Inc.	3.1%

SPDR Gold Trust	3.5%	Total of Net Assets	34.3%

Emerson Electric Co.	3.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	85.9%		Emerson Electric Co.	20,000	$936,000	SPDR Gold Trust *	12,000	$980,520
Consumer Discretionary 5.4%			General Dynamics Corp.	7,000	646,100			5,630,118
McDonald's Corp.	14,000	$868,700	Jacobs Engineering			Telecommunication Services 2.2%
Tiffany & Co.	15,000	662,550	Group, Inc. *	8,000	590,560	Verizon Communications,
		1,531,250	Kansas City Southern *	18,000	925,740	Inc.	18,000	632,160
Consumer Staples 5.6%					3,765,832	Total Common Stocks
Bunge Ltd.	11,000	982,960	Information Technology 18.6%			(Cost $22,669,333)		24,323,851
PepsiCo, Inc.	2,500	171,200	Ansys, Inc. *	20,000	887,000		Principal
Wal-Mart de Mexico SAB			Apple, Inc. *	4,000	678,120		Amount
de CV ADR	12,234	446,541	Autodesk, Inc. *	21,000	746,130		(M=$1,000)
		1,600,701	Cisco Systems, Inc. *	25,000	601,250	Corporate Short-Term Notes		9.5%
Energy 12.0%			Corning, Inc.	35,000	718,900	American Express Credit
Peabody Energy Corp.	16,200	1,019,790	EMC Corp. *	35,000	534,800	2.05%, 09/03/08	1,000M	999,886
						General Electric Co.
Schlumberger Ltd.	9,000	847,980	Int'l. Business Machines			2.1%, 09/08/08	1,200M	1,199,510
Transocean, Inc. *	6,000	763,200	Corp.	9,000	1,095,570	Toyota Motor Credit
Weatherford Int'l. Ltd. *	20,000	771,600			5,261,770	2.03%, 09/03/08	500M	499,944
		3,402,570	Materials 19.9%			Total Corporate
Financials 3.1%			Commercial Metals Co.	31,600	822,548	Short-Term Notes
BlackRock, Inc.	4,000	869,000	Freeport-McMoRan			(Cost $2,699,340)		2,699,340
Health Care 5.8%			Copper & Gold, Inc.	6,000	535,920	Total Investments 95.4%
Gilead Sciences, Inc. *	15,000	790,200	Monsanto Co.	7,000	799,750	(Cost $25,368,673)†		27,023,191
			Nucor Corp.	17,000	892,500	Other Assets in
Roche Holding AG ADR	10,000	840,250				Excess of
		1,630,450	Potash Corp. of			Liabilities 4.6%		1,290,883
Industrials 13.3%			Saskatchewan, Inc.	3,000	520,800
Donaldson Co., Inc.	15,200	667,432	Praxair, Inc.	12,000	1,078,080	Net Assets 100.0%		$28,314,074

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Growth Leaders Fund

* Non-income producing
† Cost for federal income tax purposes is
$25,368,673. At August 31, 2008 unrealized
appreciation for federal income tax purposes
aggregated $1,654,518 of which $2,803,292
related to appreciated securities and
$1,148,774 related to depreciated securities.
ADR - American Depository Receipt
SPDR - Standard & Poor's Depository Receipts

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel High Yield Bond Fund

Fund Profile
at August 31, 2008 (Unaudited)
Portfolio Weightings
Asset Category		Percent of Net Assets

Bonds			80.6%

U.S. Government Obligations			8.7%

Corporate Loans			4.6%

Limited Partnership			0.2%

Cash and Other			5.9%

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

First Data Corp.		12/24/14	2.7%	HCA, Inc.	9.25%	11/15/16	1.6%

Smithfield Foods, Inc.	8.00%	10/15/09	2.0%	Ford Motor Credit Co.	9.875%	08/10/11	1.6%

Universal Foods Corp.	6.50%	04/01/09	2.0%	Marquee Holdings, Inc.	9.505%	08/15/09	1.6%

NRG Energy, Inc.	7.375%	02/01/16	2.0%	Mosaic Co.	7.875%	12/01/16	1.6%

Kellwood Co.	7.875%	07/15/09	1.9%	Total of Net Assets			18.8%

Texas Competitive Electric Co. LLC		08/24/14	1.8%

Average Effective Duration		(for all Fixed Income Holdings) 3.6 years**
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations		8.7%	Verso Paper Holdings LLC			Ford Motor Co.
Federal Home Loan Bank 8.7%			9.125%, 08/01/14	500M	$472,500	7.45%, 07/16/31	250M	$130,000
Agency Discount Notes:					4,147,283	Ford Motor Credit Co.
2.1%, 09/02/08	2,500M	$2,499,854	Capital Goods 7.6%			9.875%, 08/10/11	1,000M	821,387
2.18%, 09/08/08	1,900M	1,899,195	Berry Plastics Holding Corp.			Ford Motor Credit Co. LLC
Total U.S. Government			8.875%, 09/15/14	500M	417,500	8%, 12/15/16	250M	180,378
Obligations			DRS Technologies, Inc.			General Motors Corp.
(Cost $4,399,049)		4,399,049	7.625%, 02/01/18	500M	528,750	7.7%, 04/15/16	1,000M	507,500
			Esco Corp.			GMAC LLC
Bonds 80.6%			8.625%, 12/15/13 (b)	500M	505,000	6.75%, 12/01/14	750M	407,665
Basic Industry 8.2%			Graham Packaging Co., Inc.			8%, 11/01/31	250M	135,066
Cellu Tissue Holdings, Inc.			9.875%, 10/15/14	500M	441,250	Kellwood Co.
9.75%, 03/15/10	500M	466,250	Hawker Beechcraft			7.875%, 07/15/09	1,000M	975,000
Mosaic Co.			Acquisition Co. LLC			Levi Strauss & Co.
7.875%, 12/01/16 (b)	750M	789,931	9.75%, 04/01/17	250M	246,250	9.75%, 01/15/15	500M	453,125
NewPage Corp.			Hexcel Corp.			Penske Auto Group, Inc.
12%, 05/01/13	500M	470,000	6.75%, 02/01/15	500M	487,500	7.75%, 12/15/16	500M	408,125
Noranda Aluminium			L-3 Communications Corp.			Tenneco, Inc.
Acquisition Corp.			6.375%, 10/15/15	750M	721,875	10.25%, 07/15/13	257M	268,565
6.8275%, 05/15/15	500M	430,000	Rexnord Corp.			TRW Automotive, Inc.
Ryerson, Inc.			11.75%, 08/01/16	500M	488,750	7.25%, 03/15/17 (b)	500M	432,500
10.1756%, 11/01/14 (b)(c)	100M	96,000			3,836,875			5,011,811
Sappi Papier Holding AG			Consumer Cyclical 9.9%			Consumer Non-Cyclical 4.8%
6.75%, 06/15/12 (b)	500M	420,102	American Axle &			Amscan Holdings, Inc.
Universal Foods Corp.			Manufacturing, Inc.			8.75%, 05/01/14	500M	442,500
6.5%, 04/01/09 (d)	1,000M	1,002,500	7.875%, 03/01/17	500M	292,500

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel High Yield Bond Fund

	Principal		Principal				Principal
	Amount	Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

Constellation Brands, Inc.			Videotron Ltee			Qwest Communications
7.25%, 09/01/16	500M	$492,500	6.375%, 12/15/15	800M	$751,000	Int'l., Inc.
Dole Food Co., Inc.					1,555,251	7.5%, 02/15/14	500M	$457,500
8.625%, 05/01/09	500M	496,250	Services Cyclical 5.8%			Qwest Corp.
Smithfield Foods, Inc.						7.875%, 09/01/11	500M	498,750
8%, 10/15/09	1,000M	1,007,500	ARAMARK Corp.			Rogers Communications, Inc.
		2,438,750	8.5%, 02/01/15	500M	506,250	7.5%, 03/15/15	575M	612,756
			Cinemark, Inc.			Rogers Wireless, Inc.
Energy 17.2%			0%, 03/15/09 (f)	500M	485,000	6.375%, 03/01/14	350M	355,425
Calfrac Holdings LP			Las Vegas Sands Corp.			Windstream Corp.
7.75%, 02/15/15 (b)	500M	455,000	6.375%, 02/15/15	500M	402,500	8.125%, 08/01/13	500M	497,500
CHC Helicopter Corp.			Marquee Holdings, Inc.					3,998,806
7.375%, 05/01/14	550M	574,750	9.505%, 08/15/09	1,000M	800,000
Chesapeake Energy Corp.			MGM Mirage			Utilities 7.4%
6.875%, 11/15/20	750M	695,625	7.5%, 06/01/16	400M	328,000	Edison Mission Energy
Complete Production			Park Place Entertainment			7.2%, 05/15/19	500M	482,500
Services, Inc.			Corp.			NRG Energy, Inc.
8%, 12/15/16	500M	493,750	7.875%, 03/15/10	500M	428,750	7.375%, 02/01/16	1,000M	990,000
Connacher Oil and Gas Ltd.					2,950,500	PNM Resources, Inc.
10.25%, 12/15/15 (b)	500M	518,750				9.25%, 05/15/15	500M	510,000
El Paso Corp.			Services Non-Cyclical 5.7%			Reliant Energy, Inc.
8.05%, 10/15/30	250M	252,038	Advanced Medical Optics,Inc.			6.75%, 12/15/14	250M	253,125
Energy Partners Ltd.			7.5%, 05/01/17	500M	450,000	7.875%, 06/15/17	750M	727,500
9.75%, 04/15/14	500M	446,250	Bausch & Lomb, Inc.			White Pine Hydro Portf. LLC
			9.875%, 11/01/15 (b)	100M	103,000	7.26%, 07/20/15 (b)(e)	800M	772,346
Nexus Ltd.			Community Health Systems,					3,735,471
10.5%, 03/07/12 (b)(e)	500M	425,000	Inc.			Total Bonds
OPTI Canada, Inc.			8.875%, 07/15/15	500M	507,500	(Cost $43,573,308)		40,769,285
7.875%, 12/15/14	250M	248,437	HCA, Inc.
8.25%, 12/15/14	250M	250,937	9.25%, 11/15/16	800M	825,000	Corporate Loans 4.6%
PetroHawk Energy Corp.			Invacare Corp.
9.125%, 07/15/13	500M	500,000	9.75%, 02/15/15	500M	508,750	Technology 2.7%
Petroplus Finance Ltd.			Universal Hospital Services,			First Data Corp.
7%, 05/01/17 (b)	500M	446,250	Inc.			5.2119%,
PetroProd Ltd.			8.5%, 06/01/15	500M	500,000	12/24/14 (h)	1,352M	1,245,431
8.7881%, 01/12/12 (b)(e)	500M	470,000			2,894,250	5.4463%,
						12/24/14 (h)	96M	88,216
PHI, Inc.			Technology 3.0%			5.5519%,
7.125%, 04/15/13	500M	473,125	First Data Corp.			12/24/14 (h)	41M	37,864
Regency Energy Partners LP			9.875%, 09/24/15 (b)	500M	431,875			1,371,511
8.375%, 12/15/13	737M	755,425	General Cable Corp.			Utilities 1.9%
Sabine Pass LNG LP			5.1663%, 04/01/15 (g)	500M	435,000	Texas Competitive Electric
7.5%, 11/30/16	500M	440,000				Co. LLC
Sonat, Inc.			Sungard Data Systems, Inc.			5.9613%, 08/24/14 (i)	121M	112,868
7%, 02/01/18	760M	723,045	9.125%, 08/15/13	650M	663,000	6.2344%, 08/24/14 (i)	731M	683,885
Williams Partners LP					1,529,875	6.4775%, 08/24/14 (i)	140M	131,234
7.25%, 02/01/17	500M	502,031	Telecommunications 7.9%					927,987
		8,670,413	American Tower Corp.			Total Corporate Loans
Media 3.1%			7%, 10/15/17 (b)	600M	600,000	(Cost $2,427,141)		2,299,498
			Centennial Communications
Interpublic Group of Cos, Inc.			Corp.
6.25%, 11/15/14	250M	214,375	10%, 01/01/13	250M	261,250		Shares
Liberty Media LLC
5.7%, 05/15/13	200M	177,376	Cincinnati Bell, Inc.			Limited Partnerships 0.2%
			8.375%, 01/15/14	500M	475,625
LIN Television Corp.			Citizens Communications Co.			Energy 0.2%
6.5%, 05/15/13	500M	412,500	6.25%, 01/15/13	250M	240,000	Williams Partners LP * (j)
						(Cost $126,642)	4,000	121,360

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel High Yield Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Corporate Short-Term Notes		4.0%
Toyota Motor Credit
2.17%, 09/04/08
(Cost $1,999,638)	2,000M $	1,999,638

Total Investments 98.1%
(Cost $52,525,778)†		49,588,830

Other Assets in
Excess of
Liabilities 1.9%		965,888

Net Assets 100.0%		$ 50,554,718

* Non-income producing

  Cost for federal income tax purposes is $52,525,778. At August 31, 2008 unrealized depreciation for federal income tax purposes aggregated $2,936,948 of which $318,077 related to appreciated securities and $3,255,025 related to depreciated securities.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2008, the market value of rule 144A securities amounted to $6,465,753 or 12.79% of net assets.

(c)	Ryerson, Inc.has a variable interest rate that floats quarterly on the 1st of February, May, Auqust and November. The interest rate is based on the 3-month Libor rate plus 7.375%.

(d)	Fair Valued

(e)	Illiquid securities. These bonds represent private placement investments that Sentinel Mutual funds have made. At August 31, 2008, the market value of the private placement securities amounted to $1,667,346 or 3.3% of net assets.

(f)	Cinemark, Inc.currently pays a 0% coupon, steps up to 9.75% beginning 03/15/2009.

(g)	General Cable Corp.has a variable interest rate that floats quarterly on the 1st of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.375%.

(h)	The First Data Corp. is a variable rate security for which the borrower may set the rate at a method tied to the London interbank offer rate. It carries a call option and a first priority lien on the assets of the borrower and subsidiary guarantors. The rate included here is the rate as of August 31, 2008.

(i)	The Texas Competitive Electric Holdings Co. LLC is a variable rate security for which the borrower may set the rate at a method tied to the London interbank offer rate. It carries a call option and a first priority lien on the assets of the borrower and subsidiary guarantors. The rate included here is the rate as of August 31, 2008.

(j)	Return of Capital paid during the fiscal period

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel International Equity Fund

Fund Profile
at August 31, 2008 (Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Financials	18.7%	Energy	8.6%

Industrials	12.8%	Telecommunication Services	7.9%

Materials	11.0%	Health Care	6.8%

Information Technology	9.6%	Consumer Discretionary	6.5%

Consumer Staples	9.3%	Utilities	3.9%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets

Japan	14.8%	Spain	4.4%

United Kingdom	14.8%	Finland	4.1%

Germany	14.6%	Hong Kong	3.7%

Switzerland	9.7%	Canada	3.3%

France	8.8%	Taiwan	1.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Nestle SA	3.4%	Anglo American PLC	1.8%

Fresenius SE	3.1%	Fortum Oyj	1.8%

Komatsu Ltd.	2.0%	Vodafone Group PLC	1.7%

Standard Chartered PLC	2.0%	China Mobile Ltd.	1.7%

Cheung Kong Holdings Ltd.	2.0%	Total of Net Assets	21.4%

Telefonica SA	1.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	95.1%		Finland 4.1%			BASF AG	35,000	$2,019,806
Australia 1.1%			Fortum Oyj	90,000	$3,694,123	Bayer AG	30,000	2,367,898
Sims Group Ltd.	78,000	$2,286,494	Nokia Corp. ADR	71,000	1,787,070	Deutsche Boerse AG	24,000	2,249,548
Brazil 1.2%			Nokia Oyj	110,000	2,754,113	Deutsche Postbank AG	23,000	1,499,329
Companhia Vale do Rio					8,235,306	Fresenius SE	73,000	6,242,763
Doce ADR	91,000	2,416,050	France 8.8%			MAN AG	18,000	1,757,683
Canada 3.3%			Air Liquide	22,220	2,698,849	Puma AG Rudolf Dassler
Canadian Pacific Railway			AXA SA	65,000	2,073,985	Sport	6,000	1,887,168
Ltd.	48,000	2,916,000	BNP Paribas	18,000	1,614,693	RWE AG	22,000	2,369,344
EnCana Corp.	39,500	2,958,550	Electricite de France	22,000	1,881,533	SAP AG	44,000	2,464,980
Potash Corp. of			Groupe Danone	25,000	1,742,664	SGL Carbon AG *	31,000	1,855,461
Saskatchewan, Inc.	4,500	781,200
		6,655,750	Lafarge SA	18,250	2,201,646	Siemens AG	21,500	2,336,602
China 1.7%			Pernod-Ricard SA	25,000	2,336,994			29,335,742
China Mobile Ltd. ADR	60,000	3,403,200	Total SA ADR	45,000	3,234,600	Hong Kong 3.7%
					17,784,964	Cheung Kong Holdings
Denmark 1.0%						Ltd.	285,000	4,050,977
Novo Nordisk A/S ADR	35,000	1,944,600	Germany 14.5%			HSBC Holdings PLC	121,700	1,914,592
			Allianz SE ADR	137,000	2,285,160

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel International Equity Fund

									Principal
	Shares	Value		Shares	Value				Amount	Value
		(Note 2)			(Note 2)				(M=$1,000)	(Note 2)

Li & Fung Ltd.	150,000	$456,117	Spain 4.4%			Corporate Short-Term Notes				2.0%
Shun TAK Holdings Ltd.	1,850,000	1,076,741	Banco Santander SA ADR	150,000	$2,547,000	Amex
		7,498,427	Inditex SA	50,000	2,325,340			2.05%, 09/02/08
								(Cost $3,999,772)	4,000M	$3,999,772
India 1.5%			Telefonica SA ADR	53,000	3,925,710	Total Investments 99.7%
Bharti Airtel Ltd. *	75,000	1,418,216			8,798,050			(Cost $187,604,429)†		201,032,909
ICICI Bank Ltd. ADR	53,000	1,644,060	Switzerland 9.7%			Other Assets in
		3,062,276	ABB Ltd.	100,000	2,452,773			Excess of
Israel 1.2%			Credit Suisse Group	26,000	1,205,950			Liabilities 0.3%		576,310
Nice Systems Ltd. ADR *	80,000	2,450,400	Julius Baer Holding AG	34,000	2,069,083	Net Assets 100.0%				$201,609,219
Japan 14.8%			Nestle SA	157,000	6,917,360
Canon, Inc.	66,000	2,959,688	Novartis AG	45,000	2,506,884	*		Non-income producing
East Japan Railway Co.	310	2,465,761	Roche Holding AG	16,500	2,776,594	†		Cost for federal income tax purposes is
Fanuc Ltd.	24,000	1,785,562	Swatch Group AG	7,000	1,645,212			$187,604,429. At August 31, 2008 unrealized
Jupiter					19,573,856			appreciation for federal income tax purposes
Telecommunications Co			Taiwan 1.8%					aggregated $13,428,480 of which
Ltd.	2,900	2,201,253	Chunghwa Telecom Co					$28,819,133 related to appreciated securities
Komatsu Ltd.	195,000	4,081,252	Ltd. ADR	70,000	1,731,800			and $15,390,653 related to depreciated
Mitsubishi Corp.	67,000	1,840,428	HON HAI Precision					securities.
Mitsui Fudosan Co Ltd.	100,000	2,083,924	Industry Co Ltd.	386,000	1,936,382	ADR	-	American Depository Receipt
Nidec Corp.	10,000	672,178			3,668,182
Nintendo Co Ltd.	4,700	2,206,462	United Kingdom 14.8%
Nomura Holdings, Inc.	150,000	1,989,235	Anglo American PLC	70,000	3,720,902
Sumitomo Mitsui			BAE Systems PLC	370,000	3,229,217
Financial Group, Inc.	380	2,300,604	BG Group PLC	135,000	2,994,482
Toyota Motor Corp.	52,000	2,320,156	BP PLC	325,000	3,123,764
Uni-Charm Corp.	39,000	2,901,397	Diageo PLC	59,300	1,095,208
		29,807,900	Johnson Matthey PLC	67,000	1,982,547
Mexico 1.1%			Royal Bank of Scotland
America Movil SA de CV			Group PLC	370,555	1,575,999
ADR	41,500	2,132,270	Standard Chartered PLC	150,000	4,056,547
Netherlands 1.5%			Tesco PLC	340,000	2,356,667
ING Groep NV *	49,000	1,526,563	Vodafone Group PLC	1,337,152	3,417,151
Unilever NV *	55,000	1,517,606	WPP Group PLC	230,000	2,238,689
		3,044,169			29,791,173
Norway 1.3%			Total Common Stocks
Acergy SA	90,000	1,548,508	(Cost $178,153,473)		191,724,267
StatoilHydro ASA	20,000	613,509	Institutional Funds	0.6%
StatoilHydro ASA ADR	15,000	459,450	iShares MSCI Australia
		2,621,467	Index Fund
			(Cost $1,451,864)	55,000	1,309,550
Russia 1.1%
Gazprom OAO ADR	55,000	2,140,097		Principal
				Amount
Singapore 1.5%				(M=$1,000)
Singapore Technologies
Engineering Ltd.	1,500,000	2,963,071	U.S. Government Obligations		2.0%
			Federal Home Loan Bank 2.0%
South Korea 1.0%			Agency Discount Notes:
Samsung Electronics Co			2.04%, 09/04/08
Ltd.	4,500	2,110,823	(Cost $3,999,320)	4,000M	3,999,320

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Growth Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	21.8%	Financials	5.2%

Consumer Discretionary	17.4%	Materials	4.4%

Industrials	17.0%	Consumer Staples	3.7%

Energy	13.9%	Telecommunication Services	2.2%

Health Care	12.7%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Varian Medical Systems, Inc.	1.7%	Gen-Probe, Inc.	1.6%

Strayer Education, Inc.	1.7%	Covance, Inc.	1.6%

Agrium, Inc.	1.6%	IHS, Inc.	1.5%

Amphenol Corp.	1.6%	Altera Corp.	1.5%

Activision Blizzard, Inc.	1.6%	Total of Net Assets	16.0%

St. Jude Medical, Inc.	1.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 99.4%			Energy 13.9%			Health Care 12.7%
Consumer Discretionary 17.4%			Cameron Int'l. Corp. *	40,500	$1,886,895	BioMarin
Abercrombie & Fitch Co.	20,500	$1,075,225	Consol Energy, Inc.	16,500	1,117,215	Pharmaceuticals, Inc. *	55,000	$1,657,700
Bed Bath & Beyond, Inc. *	66,500	2,038,890	Continental Resources,			Covance, Inc. *	24,000	2,264,160
Burger King Holdings, Inc.	63,500	1,576,070	Inc. *	28,500	1,429,845	Dentsply Int'l., Inc.	48,000	1,881,120
Cablevision Systems			Dril-Quip, Inc. *	26,500	1,457,765	Express Scripts, Inc. *	25,000	1,835,250
Corp.	46,000	1,484,420	IHS, Inc. *	35,000	2,245,600	Gen-Probe, Inc. *	38,000	2,270,500
Coach, Inc. *	54,000	1,565,460	Nabors Industries Ltd. *	38,500	1,370,600	Invitrogen Corp. *	43,000	1,825,780
Darden Restaurants, Inc.	47,000	1,376,630	PetroHawk Energy Corp. *	51,000	1,765,110	NuVasive, Inc. *	40,000	1,906,400
Dick's Sporting Goods,			Range Resources Corp.	41,000	1,903,220	St. Jude Medical, Inc. *	50,200	2,300,666
Inc. *	83,500	1,911,315	SandRidge Energy, Inc. *	25,200	882,000	Varian Medical Systems,
Dollar Tree, Inc. *	54,500	2,090,620	Smith Int'l., Inc.	20,000	1,394,000	Inc. *	40,000	2,526,400
GameStop Corp. *	31,000	1,359,970	Southwestern Energy					18,467,976
Marriott Int'l., Inc.	65,300	1,842,113	Co. *	44,000	1,688,280	Industrials 17.0%
Nordstrom, Inc.	48,500	1,508,350	Transocean, Inc. *	10,100	1,284,720	Agco Corp. *	32,500	2,002,975
Penn National Gaming,			Weatherford Int'l. Ltd. *	43,400	1,674,372	Ametek, Inc.	34,500	1,674,630
Inc. *	48,000	1,623,360			20,099,622	BE Aerospace, Inc. *	62,500	1,496,875
Strayer Education, Inc.	11,900	2,497,096	Financials 5.2%			Bucyrus Int'l., Inc.	24,500	1,711,325
Tiffany & Co.	35,500	1,568,035	Affiliated Managers			Con-way, Inc.	19,000	932,900
VF Corp.	22,500	1,783,125	Group, Inc. *	18,400	1,752,048	Corrections Corp of
		25,300,679	IntercontinentalExchange,			America *	59,200	1,574,720
Consumer Staples 3.7%			Inc. *	12,800	1,126,784	DryShips, Inc.	22,500	1,652,400
HJ Heinz Co.	37,000	1,861,840	Invesco Ltd.	66,500	1,704,395	First Solar, Inc. *	6,000	1,659,900
McCormick & Co., Inc.	45,000	1,820,250	MSCI, Inc. *	44,300	1,322,355	JA Solar Holdings Co Ltd.
UST, Inc.	30,000	1,607,700	T Rowe Price Group, Inc.	27,500	1,632,400	ADR *	87,500	1,560,125
		5,289,790			7,537,982

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Mid Cap Growth Fund

				Principal
	Shares	Value		Amount	Value
		(Note 2)		(M=$1,000)	(Note 2)

Jacobs Engineering			Corporate Short-Term Notes		0.7%
Group, Inc. *	25,500	$1,882,410	Prudential Fund
Polypore Int'l. Inc *	61,000	1,673,230	2.01%, 09/03/08
Precision Castparts Corp.	15,000	1,548,900	(Cost $999,888)	1,000M	$999,888
			Total Investments 100.1%
Republic Services, Inc.	50,000	1,643,500	(Cost $119,418,689)†		145,278,361
Ritchie Bros Auctioneers,			Excess of Liabilities
Inc.	67,000	1,772,820	Over Other
Stericycle, Inc. *	32,500	1,927,250	Assets (0.1)%		(170,386)
		24,713,960	Net Assets 100.0%		$145,107,975
Information Technology 21.8%
Activision Blizzard, Inc. *	71,000	2,330,220
Altera Corp.	95,500	2,162,120	*	Non-income producing
Amphenol Corp.	49,600	2,356,992	†	Cost for federal income tax purposes is
Ansys, Inc. *	35,000	1,552,250		$119,418,689. At August 31, 2008 unrealized
				appreciation for federal income tax purposes
Autodesk, Inc. *	45,500	1,616,615		aggregated $25,859,672 of which
Broadcom Corp. *	86,600	2,083,596		$28,924,485 related to appreciated securities
Cognizant Technology				and $3,064,813 related to depreciated
Solutions Corp. *	70,400	2,064,128	securities.
Cypress Semiconductor			ADR	- American Depository Receipt
Corp. *	63,000	2,042,460
Dolby Laboratories, Inc. *	48,000	1,953,600
Equinix, Inc. *	26,000	2,093,000
Intersil Corp.	75,500	1,768,965
McAfee, Inc. *	47,000	1,859,320
MEMC Electronic
Materials, Inc. *	43,000	2,110,870
Nuance Communications,
Inc. *	98,000	1,548,400
Research In Motion Ltd. *	16,300	1,982,080
Trimble Navigation Ltd. *	62,200	2,105,470
		31,630,086
Materials 4.4%
Agrium, Inc.	28,000	2,360,400
Freeport-McMoRan
Copper & Gold, Inc.	12,500	1,116,500
Praxair, Inc.	19,500	1,751,880
Steel Dynamics, Inc.	47,200	1,171,976
		6,400,756
Telecommunication Services 2.2%
MetroPCS
Communications, Inc. *	68,500	1,155,595
NII Holdings, Inc. *	39,500	2,074,540
		3,230,135
Utilities 1.1%
ITC Holdings Corp.	28,700	1,607,487
Total Common Stocks
(Cost $118,418,801)		144,278,473

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Value Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Energy	19.3%	Health Care	6.5%

Industrials	14.8%	Information Technology	5.4%

Consumer Discretionary	9.7%	Telecommunication Services	3.6%

Financials	9.4%	Consumer Staple	2.9%

Utilities	7.2%

Materials	6.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Delta Petroleum Corp.	6.7%	NeuStar, Inc.	3.8%

Golar LNG Ltd.	6.3%	News Corp.	3.7%

Willis Group Holdings Ltd.	5.1%	Alaska Communications Systems Group, Inc.	3.6%

Lions Gate Entertainment Corp.	4.6%	Calpine Corp.	3.4%

Ingersoll-Rand Co. Ltd.	4.1%	Total of Net Assets	45.3%

Arch Capital Group Ltd.	4.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 83.6%			Financials 9.4%			WESCO Int'l., Inc. *	26,500	$1,018,660
Consumer Discretionary 9.7%			Arch Capital Group Ltd. *	112,700	$7,861,952			27,421,276
Eastman Kodak Co.	134,800	$2,182,412	Deerfield Capital			Information Technology 5.4%
Lions Gate Entertainment			Corp. * (b)	8,115	6,898	NeuStar, Inc. *	314,100	7,541,541
Corp. *	891,800	8,971,508	Unum Group	27,700	703,857	Xerox Corp.	211,600	2,947,588
News Corp.	506,800	7,176,288	Willis Group Holdings Ltd.	288,400	9,926,728			10,489,129
Source Interlink Cos.,					18,499,435
Inc. *	122,200	152,750				Materials 6.6%
			Health Care 6.5%			Denison Mines Corp. *	967,100	5,512,470
Triarc Cos., Inc.	77,000	448,910	Health Net, Inc. *	84,800	2,344,720	Int'l. Flavors &
		18,931,868	Hospira, Inc. *	31,100	1,255,196	Fragrances, Inc.	139,100	5,593,211
Consumer Staples 1.9%			Laboratory Corp of			Nova Chemicals Corp.	62,500	1,799,375
Bunge Ltd.	8,100	723,816	America Holdings *	22,700	1,660,505			12,905,056
Coca-Cola Enterprises,			Quest Diagnostics, Inc.	58,000	3,134,900	Telecommunication Services 3.6%
Inc.	172,600	2,946,282	Thermo Fisher Scientific,			Alaska Communications
		3,670,098	Inc. *	73,300	4,439,048	Systems Group, Inc.	669,400	7,042,088
Energy 19.3%					12,834,369	Utilities 7.2%
Delta Petroleum Corp. *	733,600	13,175,456	Industrials 14.0%			Calpine Corp. *	367,500	6,615,000
Golar LNG Ltd.	764,100	12,256,164	Aegean Marine Petroleum			Constellation Energy
Gulfmark Offshore, Inc. *	62,900	3,151,290	Network, Inc.	131,900	4,098,133	Group, Inc.	37,500	2,501,625
Newpark Resources *	387,100	3,321,318	Discovery Holding Co. *	270,800	5,478,284	Mirant Corp. *	114,900	3,398,742
Paladin Energy Ltd. *	424,200	2,135,847	Goodrich Corp.	19,800	1,014,750	SCANA Corp.	39,700	1,556,240
Rowan Cos., Inc.	84,500	3,121,430	Horizon Lines, Inc.	162,300	2,106,654			14,071,607
SEACOR Holdings, Inc. *	8,600	758,090	Ingersoll-Rand Co. Ltd.	220,200	8,131,986	Total Common Stocks
		37,919,595	Keppel Corp. Ltd. ADR *	398,200	5,572,809	(Cost $159,371,137)		163,784,521

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Value Fund

	Shares	Value
		(Note 2)

Foreign Stocks 3.7%
Norway 3.7%
Marine Harvest *	8,226,800	$5,730,046
Stolt-Nielsen SA	2,800	49,654
Wilh Wilhelmsen ASA	48,450	1,515,414

Total Foreign Stocks
(Cost $7,389,671)		7,295,114

	Principal
	Amount
	(M=$1,000)
Corporate Short-Term Notes 7.9%
Chevron Oil Finance Co.
2.15%, 10/10/08	500M	498,835
Hewlett Packard
2.3%, 09/08/08	4,000M	3,998,211
Toyota Motor Credit
2.16%, 09/04/08	5,000M	4,999,100
UBS Finance Inc.
2%, 09/02/08	6,000M	5,999,667
Total Corporate
Short-Term Notes
(Cost $15,495,813)		15,495,813
U.S. Government Obligations		4.1%
Federal Home Loan Bank 4.1%
Agency Discount Notes:
2.15%, 09/11/08
(Cost $7,995,222)	8,000M	7,995,222
Total Investments 99.3%
(Cost $190,251,843)†		194,570,670
Other Assets in
Excess of
Liabilities 0.7%		1,382,159
Net Assets 100.0%		$ 195,952,829

*	Non-income producing
†	Cost for federal income tax purposes is
	$190,251,843. At August 31, 2008 unrealized
	appreciation for federal income tax purposes
	aggregated $4,318,827 of which $15,304,734
	related to appreciated securities and
	$10,985,907 related to depreciated securities.
(b)	Real Estate Investment Trusts
ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

Fund Profile
at August 31, 2008 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings

Less than 1 yr.			19.6%	4 yrs. to 5.99 yrs.			1.1%

1 yr. to 2.99 yrs.			66.6%

3 yrs. to 3.99 yrs.			12.7%

Average Effective Duration (for all Fixed Income Holdings) 1.8 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

FHRR R005 AB	5.50%	12/15/18	12.2%	FNR 06-93 PK	5.50%	04/25/36	4.1%

FHR 2388 BG	6.50%	12/15/31	7.2%	FHR 3176 HA	6.00%	02/15/28	4.0%

FHRR R004 AL	5.125%	12/15/13	5.8%	FHRR R006 AK	5.75%	12/15/18	3.8%

FHR 2495 VB	6.00%	09/15/17	5.8%	FHR 2953 PC	5.50%	08/15/29	3.7%

GNR 02-41 TE	6.00%	07/16/31	5.5%	Total of Net Assets			57.1%

FHR 2435 HL	6.50%	09/15/31	5.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2008 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations		99.0%	FHR 2978 CK			FHLMC M30121
U.S. Government Agency			5.5%, 06/15/28	4,600M	$4,699,322	5.5%, 05/01/11	80M	$81,292
Obligations 99.0%			FHR 2953 PC			FHLMC E00436
Federal Home Loan Mortgage			5.5%, 08/15/29	6,434M	6,573,179	7%, 06/01/11	18M	18,336
Corporation 67.1%			FHR 2435 HL			FHLMC E64484
Collateralized Mortgage Obligations:			6.5%, 09/15/31	8,618M	8,969,153	7%, 06/01/11	2M	1,854
FHR 2835 VK			FHR 2388 BG			FHLMC M30123
5.5%, 11/15/12	978M	$996,647	6.5%, 12/15/31	12,328M	12,772,493	6.5%, 07/01/11	45M	46,657
FHRR R004 AL					105,302,131	FHLMC E85491
5.125%, 12/15/13	10,207M	10,328,180	Mortgage-Backed Securities:			6.5%, 09/01/11	90M	92,433
FHRR R007 AC			10-Year:			FHLMC F70014
5.875%, 05/15/16	4,739M	4,848,789				7.5%, 09/01/11	93M	96,149
FHR 2353 TD			FHLMC E89015			FHLMC E72904
6%, 09/15/16	233M	242,390	6.5%, 04/01/12	329M	341,566	8%, 11/01/11	14M	15,075
FHR 2495 VB			15-Year:			FHLMC F70015
6%, 09/15/17	10,000M	10,309,667	FHLMC E00292			8%, 12/01/11	35M	36,209
FHRR R005 AB			6.5%, 04/01/09	4M	3,551	FHLMC G10654
5.5%, 12/15/18	21,459M	21,744,697	FHLMC G10330			7%, 02/01/12	171M	178,457
FHRR R006 AK			7%, 01/01/10	17M	17,536	FHLMC G10705
5.75%, 12/15/18	6,654M	6,796,513	FHLMC E61405			6.5%, 08/01/12	230M	238,217
FHR 2492 PE			7%, 08/01/10	6M	5,840	FHLMC G11228
6%, 01/15/22	5,713M	5,819,449	FHLMC E62686			6.5%, 12/01/12	41M	43,181
FHR 3165 JA			7%, 01/01/11	53M	54,681	FHLMC E94628
5.5%, 04/15/26	4,068M	4,143,512	FHLMC E00422			5%, 02/01/13	827M	840,867
FHR 3176 HA			7%, 03/01/11	34M	35,505	FHLMC E72131
6%, 02/15/28	6,907M	7,058,140	FHLMC M30120			6.5%, 08/01/13	169M	175,337
			5.5%, 05/01/11	46M	46,866

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FHLMC G11135			Mortgage-Backed Securities:			FNMA 250441
6.5%, 08/01/13	163M	$168,593	10-Year:			6.5%, 12/01/10	29M	$29,793
FHLMC E72178			FNMA 516230			FNMA 303902
6.5%, 09/01/13	94M	97,242	8%, 08/01/09	20M	$20,050	7%, 05/01/11	18M	18,187
FHLMC G10965			FNMA 253329			FNMA 303943
7.5%, 10/01/14	44M	46,081	7.5%, 05/01/10	61M	62,828	6.5%, 06/01/11	87M	90,747
FHLMC E82128			FNMA 253362			FNMA 250613
7%, 03/01/15	59M	60,599	7.5%, 05/01/10	62M	63,782	6.5%, 07/01/11	46M	47,940
FHLMC E00843			FNMA 253472			FNMA 250781
8%, 04/01/15	20M	21,413	7.5%, 09/01/10	93M	95,586	6.5%, 12/01/11	18M	18,859
FHLMC E01009			FNMA 253507			FNMA 367201
6.5%, 08/01/16	753M	786,563	7.5%, 09/01/10	59M	60,921	6.5%, 12/01/11	29M	30,182
FHLMC G11585			FNMA 595730			FNMA 367202
7%, 02/01/17	565M	592,340	6.5%, 09/01/11	43M	44,416	7%, 12/01/11	50M	52,491
FHLMC E88357			FNMA 603547			FNMA 370468
6.5%, 03/01/17	160M	166,082	6.5%, 09/01/11	57M	58,488	7%, 01/01/12	38M	39,330
FHLMC J05907			FNMA 254082			FNMA 576800
6%, 08/01/19	6,322M	6,475,939	5.5%, 10/01/11	93M	94,035	8.5%, 01/01/12	35M	38,197
		10,442,895	FNMA 254076			FNMA 390784
20-Year:			6.5%, 10/01/11	97M	99,528	6%, 05/01/12	58M	60,204
FHLMC C90035			FNMA 254119			FNMA 251300
6.5%, 11/01/13	193M	201,702	5.5%, 11/01/11	128M	130,206	7%, 08/01/12	54M	57,099
FHLMC D94982			FNMA 254113			FNMA 596145
7%, 04/01/16	162M	171,652	6.5%, 11/01/11	83M	85,620	6.5%, 06/01/13	19M	20,300
FHLMC D94230			FNMA 254163			FNMA 433301
7.5%, 10/01/19	268M	290,903	5.5%, 12/01/11	193M	196,128	6.5%, 07/01/13	447M	464,722
		664,257	FNMA 254226			FNMA 512520
			5.5%, 02/01/12	799M	812,588	7%, 07/01/13	153M	155,495
30-Year:			FNMA 633905			FNMA 426453
FHLMC 303073			5.5%, 03/01/12	166M	169,307	5.5%, 10/01/13	217M	220,945
8.5%, 03/01/09	90	90	FNMA 644268			FNMA 446787
FHLMC 160081			5.5%, 04/01/12	50M	51,367	5.5%, 01/01/14	348M	354,591
10.25%, 06/01/09	69	70	FNMA 254399			FNMA 447881
FHLMC 181586			6.5%, 06/01/12	710M	733,946	5.5%, 01/01/14	140M	142,395
8%, 12/01/09	505	509	FNMA 254427			FNMA 496015
FHLMC 555131			6.5%, 07/01/12	1,048M	1,082,455	5.5%, 04/01/14	27M	27,451
8.25%, 12/01/09	316	321	FNMA 254457			FNMA 528088
FHLMC 302609			6.5%, 07/01/12	174M	180,049	5.5%, 05/01/14	157M	160,043
8%, 08/01/17	59M	62,841	FNMA 254698			FNMA 536814
FHLMC G00100			6.5%, 01/01/13	349M	361,014	5.5%, 06/01/14	315M	321,380
8%, 02/01/23	19M	19,952	FNMA 254882			FNMA 576789
FHLMC A17291			5%, 08/01/13	91M	92,227	5.5%, 06/01/14	81M	82,385
6.5%, 11/01/33	2,573M	2,662,665	FNMA 255368			FNMA 768628
		2,746,448	5.5%, 07/01/14	483M	493,246	5.5%, 09/01/15	444M	453,126
Total Federal Home Loan					4,987,787	FNMA 630985
Mortgage Corporation		119,497,297				7%, 09/01/15	357M	374,542
Federal National Mortgage			15-Year:			FNMA 594601
Association 20.1%			FNMA 511846			8.5%, 10/01/15	19M	21,120
			9%, 01/01/10	1M	1,304
Collateralized Mortgage Obligations:						FNMA 619191
FNR 07-77 J			FNMA 321199			6.5%, 12/01/15	496M	515,628
			7%, 09/01/10	13M	13,298
5.5%, 10/25/28	5,443M	5,546,769				FNMA 535631
FNR 05-105 TJ			FNMA 324087			7%, 12/01/15	540M	566,398
			7%, 09/01/10	9M	8,848
5.5%, 12/25/35	1,989M	1,992,406				FNMA 594602
FNR 06-93 PK			FNMA 325432			9%, 01/01/16	16M	17,441
			7%, 09/01/10	21M	21,801
5.5%, 04/25/36	7,188M	7,217,251				FNMA 609148
		14,756,426	FNMA 313758			7%, 02/01/16	2,296M	2,408,410
			7%, 11/01/10	779	782

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

	Principal			Principal		Principal
	Amount	Value		Amount	Value	Amount		Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)

FNMA 535777			FNMA 175123			GNMA 780659
5.5%, 03/01/16	334M $	340,512	7.45%, 08/01/22	141M $	151,415	7.5%, 08/15/12	10M $	10,418
FNMA 663227					785,618	GNMA II 2542
6%, 03/01/16	339M	348,059	Total Federal National			7%, 01/20/13	29M	30,447
FNMA 574598			Mortgage Association		35,754,963	GNMA 462328
6%, 05/01/16	349M	359,172	Government National Mortgage			6.5%, 04/15/13	110M	114,059
FNMA 545298			Corporation 11.8%			GNMA 780759
5.5%, 11/01/16	327M	332,920	Collateralized Mortgage Obligations:			6.5%, 04/15/13	186M	195,214
FNMA 614920			GNR 02-41 TE			GNMA 349029
5.5%, 12/01/16	388M	395,963	6%, 07/16/31	9,474M	9,745,597	7%, 04/15/13	17M	18,513
FNMA 792797			GNR 03-3 LM			GNMA 456869
5.5%, 04/01/17	617M	628,543	5.5%, 02/20/32	3,720M	3,779,262	6.5%, 05/15/13	8M	8,553
FNMA 671380					13,524,859	GNMA 780859
6%, 11/01/17	306M	314,528				7.5%, 09/15/13	12M	12,809
FNMA 679165			Mortgage-Backed Securities:			GNMA 780978
5.5%, 02/01/18	349M	355,889	10-Year:			6.5%, 02/15/14	1,450M	1,517,523
FNMA 725284			GNMA 634538			GNMA 781109
7%, 11/01/18	2,373M	2,492,199	6%, 09/15/14	514M	532,922	7%, 11/15/14	3,297M	3,451,493
FNMA 985670			GNMA 634545			GNMA 489953
6.5%, 10/01/21	2,171M	2,253,718	6.5%, 09/15/14	497M	516,861	6%, 12/15/16	56M	58,022
		14,656,937			1,049,783			5,515,859
20-Year:			15-Year:			20-Year:
FNMA 190659			GNMA 326462			GNMA 248682
7%, 02/01/14	172M	182,734	6.5%, 10/15/08	3M	3,096	9.75%, 06/15/10	4M	4,843
FNMA 190697			GNMA 370871			GNMA 628440
7%, 03/01/14	338M	358,586	6.5%, 10/15/08	1M	1,114	7%, 04/15/24	768M	819,430
FNMA 251716			GNMA 354532					824,273
10.5%, 03/01/18	24M	26,875	6%, 01/15/09	666	679	30-Year:
		568,195	GNMA 780303
			6.5%, 02/15/09	3M	3,344	GNMA 91758
30-Year:			GNMA 345594			10%, 11/15/09	344	357
FNMA 439			6%, 03/15/09	5M	5,013	GNMA 495
9%, 06/01/09	150	151				10%, 02/20/16	473	526
			GNMA 366674
FNMA 10134			6%, 03/15/09	3M	3,310			883
8.75%, 08/01/09	3M	2,687	GNMA 388287			Total Government National
FNMA 366221			6%, 03/15/09	5M	5,000	Mortgage Corporation		20,915,657
9.5%, 03/01/11	9M	9,346	GNMA 355866			Total U.S. Government
FNMA 23			6%, 04/15/09	7M	6,684	Obligations
8.5%, 08/01/11	1M	1,336	GNMA 360238			(Cost $175,236,156)		176,167,917
FNMA 401612
7%, 05/01/12	228	229	6%, 04/15/09	4M	3,889	Corporate Short-Term Notes		1.7%
			GNMA 366773			General Electric Capital
FNMA 124871			6%, 04/15/09	6M	6,374	2.03%, 09/02/08
7%, 05/01/13	153M	160,138	GNMA 371934			(Cost $2,999,831)	3,000M	2,999,831
FNMA 20497			6%, 04/15/09	8M	7,831	Total Investments 100.7%
8.75%, 07/01/13	5M	4,937	GNMA 375876			(Cost $178,235,987)†		179,167,748
FNMA 44046
7.5%, 02/01/14	23	23	6%, 04/15/09	5M	4,803	Excess of Liabilities
FNMA 454727			GNMA 378884			Over Other
10.5%, 01/01/16	25M	27,189	6%, 04/15/09	5M	4,957	Assets (0.7)%		(1,211,589)
			GNMA 385492
FNMA 626664			6%, 04/15/09	3M	2,930	Net Assets 100.0%		$177,956,159
6%, 04/01/17	282M	289,775	GNMA 391659
FNMA 49584			6.5%, 04/15/09	22M	22,320
8.25%, 09/01/17	43M	45,891	GNMA 780369
FNMA 479421			7%, 09/15/09	5M	5,085
7%, 09/01/21	75M	79,102	GNMA 415068
FNMA 207530			6%, 01/15/11	12M	12,379
8.25%, 04/01/22	12M	13,399

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

  Cost for federal income tax purposes is $178,235,987. At August 31, 2008 unrealized appreciation for federal income tax purposes aggregated $931,761 of which $1,266,740 related to appreciated securities and $334,979 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Small Company Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	18.3%	Consumer Staples	5.5%

Industrials	17.9%	Materials	4.6%

Health Care	14.6%	Telecommunication Services	0.8%

Financials	11.7%	Utilities	0.7%

Energy	9.8%

Consumer Discretionary	9.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Tetra Technologies, Inc.	1.8%	Micros Systems, Inc.	1.5%

Quality Systems, Inc.	1.7%	LKQ Corp.	1.5%

Polycom, Inc.	1.7%	Portfolio Recovery Associates, Inc.	1.5%

Chattem, Inc.	1.7%	Rofin-Sinar Technologies, Inc.	1.4%

Ansys, Inc.	1.6%	Total of Net Assets	15.9%

Superior Energy Services, Inc.	1.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 93.2%			Flowers Foods, Inc.	492,000	$13,008,480	Healthcare Realty Trust,
Consumer Discretionary 9.3%			Hain Celestial Group,			Inc. * (b)(c)	370,000	$10,607,900
Choice Hotels Int'l., Inc.	455,000	$12,280,450	Inc. *	480,000	12,475,200	Investment Technology
Dress Barn, Inc. *	905,000	14,715,300			82,961,380	Group, Inc. *	525,000	16,800,000
Gildan Activewear, Inc. *	473,000	11,054,010	Energy 9.8%			Lexington Realty Trust * (c)	955,000	14,239,050
Iconix Brand Group, Inc. *	1,100,000	14,223,000	Arena Resources, Inc. *	195,000	8,710,650	optionsXpress Holdings,
LKQ Corp. *	1,195,000	22,382,350	Comstock Resources,			Inc.	870,000	20,070,900
McCormick & Schmick's			Inc. *	330,000	21,430,200	Portfolio Recovery
Seafood Restaurants,			Core Laboratories NV	175,000	21,724,500	Associates, Inc.	525,000	22,333,500
Inc. *	775,000	7,602,750	Dril-Quip, Inc. *	195,000	10,726,950	Selective Insurance Group	655,000	15,811,700
Men's Wearhouse, Inc.	370,000	8,103,000	NATCO Group, Inc. *	290,130	14,706,690	UCBH Holdings, Inc.	2,480,000	14,508,000
Monarch Casino &			Oil States Int'l., Inc. *	380,000	21,139,400			176,903,400
Resort, Inc. *	540,000	7,230,600	Superior Energy			Health Care 14.6%
Phillips-Van Heusen Corp.	45,700	1,739,342	Services, Inc. *	495,000	23,284,800	American Medical
Sonic Corp. *	715,000	10,360,350	Tetra Technologies, Inc. *	1,225,000	27,121,500	Systems Holdings,
						Inc. *	1,033,400	18,394,520
Tractor Supply Co. *	295,000	12,572,900			148,844,690	Bio-Rad Laboratories,
Wolverine World Wide,			Financials 11.7%			Inc. *	185,000	19,906,000
Inc.	695,000	18,299,350	Delphi Financial Group,			Dionex Corp. *	124,520	8,117,459
		140,563,402	Inc.	485,000	13,012,550	Gen-Probe, Inc. *	255,400	15,260,150
Consumer Staples 5.5%			Endurance Specialty			Haemonetics Corp. *	34,400	2,157,568
Alberto-Culver Co.	325,000	8,502,000	Holdings Ltd.	645,000	21,039,900	HealthExtras, Inc. *	325,000	10,595,000
Casey's General Stores,			Glacier Bancorp, Inc.	515,000	10,979,800
Inc.	355,000	10,295,000	HCC Insurance Holdings,			Idexx Laboratories, Inc. *	245,000	13,793,500
Chattem, Inc. *	360,000	25,243,200	Inc.	695,000	17,500,100	Immucor, Inc. *	365,000	11,756,650
Church & Dwight Co., Inc.	215,000	13,437,500				Integra LifeSciences
						Holdings Corp. *	310,000	15,031,900

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Small Company Fund

							Principal
	Shares	Value		Shares	Value		Amount	Value
		(Note 2)			(Note 2)		(M=$1,000)	(Note 2)

inVentiv Health, Inc. *	483,900	$10,679,673	Jack Henry & Associates,			U.S. Government Obligations		2.9%
MedAssets, Inc. *	38,110	677,596	Inc.	540,000	$10,816,200	U.S. Government Agency
Meridian Bioscience, Inc.	625,000	17,762,500	Micros Systems, Inc. *	730,000	22,498,600	Obligations 2.3%
						Federal Home Loan Bank 2.3%
Psychiatric Solutions,			NeuStar, Inc. *	570,000	13,685,700	Agency Discount Notes:
Inc. *	205,000	7,738,750	Nice Systems Ltd. ADR *	670,000	20,522,100	2.24%, 09/02/08	5,300M	$5,299,682
Sirona Dental Systems,			Polycom, Inc. *	915,000	25,656,600	2.17%, 09/11/08	11,000M	10,993,370
Inc. *	380,000	10,446,200	Power Integrations, Inc. *	525,000	15,450,750	2.18%, 09/15/08	6,000M	5,994,913
Techne Corp. *	100,000	7,717,000	Progress Software Corp. *	475,000	13,874,750	2.21%, 09/16/08	9,400M	9,391,344
Varian, Inc. *	304,140	15,118,799	Quality Systems, Inc.	600,000	25,692,000	2.24%, 09/23/08	3,100M	3,095,756
Vital Signs, Inc.	238,000	17,576,300	Rofin-Sinar Technologies,			Total U.S. Government
West Pharmaceutical			Inc. *	540,000	21,826,800	Agency Obligations		34,775,065
Services, Inc.	370,000	18,059,700	Supertex, Inc. *	375,000	11,137,500	U.S. Treasury Obligations 0.6%
		220,789,265	Valueclick, Inc. *	825,000	10,634,250	1.295%, 09/04/08	9,000M	8,999,029
Industrials 17.9%					277,488,750	Total U.S. Government
American Reprographics			Materials 4.6%			Obligations
Co. *	835,000	14,787,850				(Cost $43,774,094)		43,774,094
Clarcor, Inc.	275,000	10,980,750	Aptargroup, Inc.	475,000	19,185,250	Total Investments 99.4%
			Carpenter Technology			(Cost $1,363,752,311)†
Consolidated Graphics,			Corp.	390,000	15,135,900			1,505,275,394
Inc. *	315,000	12,244,050				Other Assets in
CRA Int'l., Inc. *	310,000	12,365,900	Flotek Industries, Inc. *	975,000	16,428,750	Excess of
Curtiss-Wright Corp.	280,000	15,083,600	Silgan Holdings, Inc.	375,000	19,627,500	Liabilities 0.6%		8,479,705
Dynamic Materials Corp.	340,000	10,461,800			70,377,400	Net Assets 100.0%		$1,513,755,099
ESCO Technologies,			Telecommunication Services 0.8%
Inc. *	170,000	8,093,700	Cbeyond, Inc. *	695,000	11,766,350
Forward Air Corp.	380,000	13,410,200	Utilities 0.7%			*	Non-income producing
Healthcare Services			Atmos Energy Corp.	370,000	10,189,800	†	Cost for federal income tax purposes is
Group	985,000	19,187,800	Total Common Stocks				$1,363,752,311. At August 31, 2008
			(Cost $1,268,943,094)		1,410,466,177		unrealized appreciation for federal income tax
Heartland Express, Inc.	945,000	15,611,400					purposes aggregated $141,523,083 of which
Heico Corp.	210,000	6,048,000		Principal			$262,305,998 related to appreciated securities
IDEX Corp.	465,000	17,237,550		Amount			and $120,782,915 related to depreciated
Interline Brands, Inc. *	720,000	11,556,000		(M=$1,000)		securities.
						(b)	Return of Capital paid during the fiscal period
Kaydon Corp.	350,000	19,505,500	Corporate Short-Term Notes		3.3%
			American Express Credit			(c)	Real Estate Investment Trusts
Moog, Inc. *	385,000	18,249,000	2.1%, 09/04/08	3,500M	3,499,388	ADR - American Depository Receipt
Ritchie Bros Auctioneers,			2.38%, 09/15/08	3,570M	3,566,696
Inc.	336,500	8,903,790	Fortis Funding
Rollins, Inc.	685,000	12,172,450	2.465%, 09/19/08	5,000M	4,993,837
Toro Co.	385,000	15,734,950	General Electric Corp.
Wabtec Corp.	195,000	11,518,650	2.15%, 09/19/08	2,700M	2,697,098
Waste Connections, Inc. *	480,000	17,428,800	Hewlett Packard
		270,581,740	2.3%, 09/03/08	4,000M	3,999,489
			Prudential Funding
Information Technology 18.3%			2.2%, 09/09/08	7,400M	7,396,382
Ansys, Inc. *	545,000	24,170,750	UBS Finance
Blackbaud, Inc.	525,000	10,599,750	2.45%, 09/05/08	10,900M	10,897,033
Daktronics, Inc.	540,000	9,466,200	2.66%, 10/10/08	493M	491,579
Diodes, Inc. *	835,000	19,864,650	Wells Fargo Co.
			2.43%, 09/08/08	13,500M	13,493,621
Factset Research			Total Corporate
Systems, Inc.	150,000	9,406,500	Short-Term Notes
Formfactor, Inc. *	635,000	12,185,650	(Cost $51,035,123)		51,035,123

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Small/Mid Cap Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	18.9%	Energy	9.3%

Information Technology	17.5%	Materials	5.6%

Health Care	14.6%	Consumer Staples	5.4%

Consumer Discretionary	11.9%	Telecommunication Services	0.8%

Financials	10.7%	Utilities	0.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Stericycle, Inc.	2.0%	Pactiv Corp.	1.3%

Polycom, Inc.	1.7%	Kaydon Corp.	1.2%

Chattem, Inc.	1.5%	Ansys, Inc.	1.2%

Range Resources Corp.	1.4%	Comstock Resources, Inc.	1.2%

Nice Systems Ltd.	1.4%	Total of Net Assets	14.2%

Dolby Laboratories, Inc.	1.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 95.1%			Hain Celestial Group,			Investment Technology
Consumer Discretionary 11.9%			Inc. *	2,940	$76,411	Group, Inc. *	2,750	$88,000
BorgWarner, Inc.	1,600	$66,160	Hansen Natural Corp. *	2,050	56,334	optionsXpress Holdings,
Choice Hotels Int'l., Inc.	3,520	95,005	McCormick & Co., Inc.	1,830	74,023	Inc.	3,600	83,052
Darden Restaurants, Inc.	2,180	63,852			548,165	Philadelphia Consolidated
						Holding Co. *	1,830	109,306
DeVry, Inc.	2,120	109,350	Energy 9.3%			Portfolio Recovery
Dress Barn, Inc. *	4,000	65,040	Comstock Resources,			Associates, Inc.	2,140	91,036
Fossil, Inc. *	1,000	29,920	Inc. *	1,900	123,386	Raymond James
Gildan Activewear, Inc. *	3,170	74,083	Core Laboratories NV	940	116,692	Financial, Inc.	1,810	55,802
Iconix Brand Group, Inc. *	7,580	98,009	FMC Technologies, Inc. *	1,980	106,049	UCBH Holdings, Inc.	16,800	98,280
LKQ Corp. *	6,350	118,935	NATCO Group, Inc. *	2,150	108,983	Willis Group Holdings Ltd.	2,490	85,706
O'Reilly Automotive, Inc. *	3,880	112,986	Oceaneering Int'l. Inc *	1,750	109,217	WR Berkley Corp.	1,400	32,984
Phillips-Van Heusen Corp.	2,980	113,419	Range Resources Corp.	2,990	138,796			1,037,741
Service Corp			Superior Energy			Health Care 14.6%
International/US	7,970	81,374	Services, Inc. *	2,360	111,014	Beckman Coulter, Inc.	1,340	98,919
			Tetra Technologies, Inc. *	5,390	119,335
TJX Cos., Inc.	1,430	51,823			933,472	Bio-Rad Laboratories,
Tractor Supply Co. *	1,340	57,111				Inc. *	940	101,144
Wolverine World Wide,			Financials 10.3%			Dentsply Int'l., Inc.	2,270	88,961
Inc.	2,150	56,609	Affiliated Managers			Dionex Corp. *	840	54,760
		1,193,676	Group, Inc. *	1,050	99,981	Endo Pharmaceuticals
Consumer Staples 5.4%			City National Corp/CA	1,200	59,388	Holdings, Inc. *	3,700	84,064
Central European			Cullen/Frost Bankers, Inc.	1,175	65,424	Gen-Probe, Inc. *	1,700	101,575
Distribution Corp *	890	51,344	HCC Insurance Holdings,			Hologic, Inc. *	4,730	100,371
Chattem, Inc. *	2,090	146,551	Inc.	4,650	117,087	Idexx Laboratories, Inc. *	1,560	87,828
			Home Properties,
Church & Dwight Co., Inc.	900	56,250	Inc. * (b)(c)	980	51,695	Immucor, Inc. *	2,510	80,847
Flowers Foods, Inc.	3,300	87,252

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Small/Mid Cap Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)

MedAssets, Inc. *	250	$4,445	Formfactor, Inc. *	3,390	$65,054
Millipore Corp. *	880	66,009	Harris Corp.	1,110	58,120
Pharmaceutical Product			Intersil Corp.	3,070	71,930
Development, Inc.	1,670	68,136	Jack Henry & Associates,
Psychiatric Solutions,			Inc.	3,520	70,506
Inc. *	1,380	52,095	Logitech Int'l. SA *	2,140	57,117
Qiagen NV *	5,300	112,254	Micros Systems, Inc. *	3,210	98,932
Techne Corp. *	650	50,160	NeuStar, Inc. *	3,830	91,958
Varian Medical Systems,			Nice Systems Ltd. ADR *	4,500	137,835
Inc. *	1,540	97,266	Nuance Communications,
Varian, Inc. *	2,090	103,894	Inc. *	6,990	110,442
Vital Signs, Inc.	1,530	112,990	Polycom, Inc. *	6,250	175,250
		1,465,718	Power Integrations, Inc. *	2,490	73,281
Industrials 18.9%			Rofin-Sinar Technologies,
Ametek, Inc.	2,140	103,876	Inc. *	2,000	80,840
CH Robinson Worldwide,			Trimble Navigation Ltd. *	2,050	69,392
Inc.	1,350	70,349	Valueclick, Inc. *	4,850	62,516
Clarcor, Inc.	1,850	73,870			1,757,298
Consolidated Graphics,			Materials 5.6%
Inc. *	1,380	53,641	Aptargroup, Inc.	1,000	40,390
Copart, Inc. *	2,360	103,864	Flotek Industries, Inc. *	6,150	103,627
Dynamic Materials Corp.	2,250	69,232	Haynes Int'l. Inc *	1,160	67,814
Equifax, Inc.	2,580	91,151	Pactiv Corp. *	4,680	125,752
ESCO Technologies,
Inc. *	940	44,753	Sigma-Aldrich Corp.	1,430	81,167
Graco, Inc.	1,960	74,774	Silgan Holdings, Inc.	1,830	95,782
Healthcare Services			Steel Dynamics, Inc.	1,960	48,667
Group	4,500	87,660			563,199
Heico Corp.	2,720	78,336	Telecommunication Services 0.8%
IDEX Corp.	2,670	98,977	Cbeyond, Inc. *	4,700	79,571
Interline Brands, Inc. *	4,630	74,311	Utilities 0.8%
ITT Corp.	1,780	113,475	NRG Energy, Inc. *	2,050	77,162
Kaydon Corp.	2,250	125,392	Total Common Stocks
MSC Industrial Direct Co.	1,250	63,663	(Cost $9,662,989)		9,549,427
Quanta Services, Inc. *	2,820	90,071	Limited Partnerships	0.4%
Ritchie Bros Auctioneers,			Financials 0.4%
Inc.	2,230	59,006	AllianceBernstein Holding
Roper Industries, Inc.	1,600	94,528	LP *
Stericycle, Inc. *	3,430	203,399	(Cost $52,925)	710	38,503
			Total Investments 95.5%
Waste Connections, Inc. *	3,280	119,097	(Cost $9,715,914)†		9,587,930
		1,893,425	Other Assets in
Information Technology 17.5%			Excess of
Amdocs Ltd. *	3,340	100,835	Liabilities 4.5%		448,309
Amphenol Corp.	1,560	74,131	Net Assets 100.0%	$ 10,036,239
Ansys, Inc. *	2,810	124,623
Dolby Laboratories, Inc. *	3,200	130,240
Factset Research			* Non-income producing
Systems, Inc.	980	61,456
Flir Systems, Inc. *	1,200	42,840

† Cost for federal income tax purposes is
$9,715,914. At August 31, 2008 unrealized
depreciation for federal income tax purposes
aggregated $127,984 of which $610,474
related to appreciated securities and $738,458
related to depreciated securities.
(b) Return of Capital paid during the fiscal period
(c) Real Estate Investment Trusts
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Sustainable Core Opportunities Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Health Care	16.3%	Consumer Staples	9.2%

Information Technology	15.6%	Consumer Discretionary	6.7%

Energy	14.7%	Materials	4.3%

Industrials	13.5%	Utilities	3.6%

Financials	11.0%	Telecommunication Services	2.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Transocean, Inc.	3.6%	Emerson Electric Co.	2.3%

Procter & Gamble Co.	2.8%	Danaher Corp.	2.3%

ConocoPhillips	2.7%	Precision Castparts Corp.	2.2%

PepsiCo, Inc.	2.6%	Praxair, Inc.	2.1%

Williams Cos., Inc.	2.6%	Total of Net Assets	25.6%

Devon Energy Corp.	2.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks	97.2%		Williams Cos., Inc.	249,500	$7,707,055	CR Bard, Inc.	31,712	$2,963,486
Consumer Discretionary 6.7%			XTO Energy, Inc.	78,125	3,938,281	Johnson & Johnson	70,000	4,930,100
GameStop Corp. *	41,000	$1,798,670			44,273,415	Merck & Co., Inc.	60,000	2,140,200
McDonald's Corp.	77,633	4,817,128	Financials 11.0%			Pfizer, Inc.	150,000	2,866,500
News Corp.	166,000	2,383,760	Aflac, Inc.	20,000	1,134,000	St. Jude Medical, Inc. *	75,000	3,437,250
Nike, Inc.	49,028	2,971,587	American Int'l. Group, Inc.	82,902	1,781,564	Teva Pharmaceutical
Target Corp.	41,182	2,183,469	Bank of America Corp.	21,811	679,194	Industries Ltd. ADR	75,000	3,550,500
Time Warner, Inc.	225,000	3,683,250	Citigroup, Inc.	185,400	3,520,746	Thermo Fisher Scientific,
Walt Disney Co.	70,800	2,290,380	Goldman Sachs Group,			Inc. *	50,000	3,028,000
		20,128,244	Inc.	24,340	3,991,030	WellPoint, Inc. *	53,759	2,837,938
Consumer Staples 9.2%			ICICI Bank Ltd. ADR	83,400	2,587,068	Zimmer Holdings, Inc. *	40,000	2,895,600
CVS Caremark Corp.	125,000	4,575,000	JPMorgan Chase & Co.	130,926	5,039,342			49,162,447
General Mills, Inc.	19,700	1,303,746	Merrill Lynch & Co., Inc.	58,558	1,660,119	Industrials 13.5%
HJ Heinz Co.	65,000	3,270,800	MetLife, Inc.	30,000	1,626,000	Bucyrus Int'l., Inc.	62,000	4,330,700
Kellogg Co.	22,174	1,207,152	Prudential Financial, Inc.	55,200	4,068,792	Canadian Pacific Railway
Kimberly-Clark Corp.	13,053	805,109	The Travelers Cos., Inc.	50,000	2,208,000	Ltd.	80,000	4,860,000
						Danaher Corp.	84,000	6,851,880
PepsiCo, Inc.	115,137	7,884,582	Wells Fargo & Co.	164,000	4,964,280
Procter & Gamble Co.	122,800	8,567,756			33,260,135	Emerson Electric Co.	150,106	7,024,961
						FedEx Corp.	58,969	4,883,812
		27,614,145	Health Care 16.3%			General Cable Corp. *	76,400	3,760,408
Energy 14.7%			Aetna, Inc.	75,000	3,235,500	Precision Castparts Corp.	63,507	6,557,733
Apache Corp.	11,900	1,361,122	Baxter Int'l., Inc.	15,490	1,049,603
						Rockwell Automation, Inc.	50,000	2,360,500
ConocoPhillips	97,241	8,023,355	Becton Dickinson & Co.	69,206	6,047,220			40,629,994
Devon Energy Corp.	71,000	7,245,550	Bristol-Myers Squibb Co.	150,000	3,201,000
Transocean, Inc. *	85,735	10,905,492	Celgene Corp. *	50,000	3,465,000	Information Technology 15.6%
Weatherford Int'l. Ltd. *	132,000	5,092,560	Covidien Ltd.	65,000	3,514,550	Accenture Ltd.	115,100	4,760,536

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Sustainable Core Opportunities Fund

					Principal
	Shares	Value			Amount	Value
		(Note 2)			(M=$1,000)	(Note 2)

Activision Blizzard, Inc. *	50,000	$1,641,000	Federal Home Loan Mortgage
Adobe Systems, Inc. *	35,000	1,499,050		Corporation 0.6%
			Agency Discount Notes:
Broadcom Corp. *	130,000	3,127,800		2.05%, 09/08/08	1,800M	$1,799,283
Cisco Systems, Inc. *	194,487	4,677,412	Total U.S. Government
Corning, Inc.	99,988	2,053,753		Obligations
Hewlett-Packard Co.	48,617	2,281,110		(Cost $8,298,571)		8,298,571
Intel Corp.	40,113	917,384	Total Investments 100.0%
Int'l. Business Machines				(Cost $291,963,822)†		301,355,935
Corp.	40,356	4,912,536	Other Assets in
KLA-Tencor Corp.	65,000	2,408,900		Excess of
MEMC Electronic				Liabilities 0.0%		109,254
Materials, Inc. *	15,107	741,603	Net Assets 100.0%			$ 301,465,189
Microsoft Corp.	101,624	2,773,319
NetApp, Inc. *	125,000	3,185,000
Nokia Corp. ADR	100,000	2,517,000	*	Non-income producing
			†	Cost for federal income tax purposes is
NVIDIA Corp. *	138,000	1,744,320		$291,963,822. At August 31, 2008 unrealized
Oracle Corp. *	181,003	3,969,396		appreciation for federal income tax purposes
Seagate Technology	75,000	1,118,250		aggregated $9,392,113 of which $32,037,429
Texas Instruments, Inc.	106,080	2,600,021		related to appreciated securities and
				$22,645,316 related to depreciated securities.
		46,928,390	ADR - American Depository Receipt
Materials 4.3%
Crown Holdings, Inc. *	149,435	4,145,327
Nalco Holding Co.	109,970	2,515,014
Praxair, Inc.	71,382	6,412,959
		13,073,300
Telecommunication Services 2.3%
America Movil SA de CV
ADR	50,000	2,569,000
AT&T, Inc.	138,351	4,425,849
		6,994,849
Utilities 3.6%
AES Corp. *	306,700	4,680,242
Allegheny Energy, Inc.	139,250	6,312,203
		10,992,445
Total Common Stocks
(Cost $283,665,251)		293,057,364
	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations		2.8%
Federal Home Loan Bank 2.2%
Agency Discount Notes:
1.97%, 09/02/08	3,500M	3,499,808
2.08%, 09/04/08	3,000M	2,999,480
Total Federal Home Loan
Bank		6,499,288

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Sustainable Emerging Companies Fund

Fund Profile
at August 31, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	22.7%	Financials	6.5%

Consumer Discretionary	16.2%	Materials	4.9%

Industrials	15.0%	Consumer Staples	2.5%

Energy	13.8%	Telecommunication Services	2.2%

Health Care	13.3%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Flowserve Corp.	1.7%	Broadcom Corp.	1.5%

Varian Medical Systems, Inc.	1.7%	Altera Corp.	1.5%

Amphenol Corp.	1.7%	Equinix, Inc.	1.5%

Covance, Inc.	1.6%	Dollar Tree, Inc.	1.5%

Cognizant Technology Solutions Corp.	1.6%	Total of Net Assets	15.9%

Trimble Navigation Ltd.	1.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2008 (Unaudited)

Shares		Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 98.2%			Continental Resources,			Health Care 13.3%
Consumer Discretionary 16.2%			Inc. *	29,500	$1,480,015	Alexion Pharmaceuticals,
Aeropostale, Inc. *	60,300	$2,102,058	Core Laboratories NV	16,500	2,048,310	Inc. *	27,000	$1,217,160
Bed Bath & Beyond, Inc. *	57,500	1,762,950	EOG Resources, Inc.	5,200	542,984	BioMarin
Burger King Holdings, Inc.	72,600	1,801,932	FMC Technologies, Inc. *	35,000	1,874,600	Pharmaceuticals, Inc. *	57,000	1,717,980
Coach, Inc. *	72,500	2,101,775	IHS, Inc. *	28,100	1,802,896	Covance, Inc. *	27,000	2,547,180
Darden Restaurants, Inc.	57,500	1,684,175	PetroHawk Energy Corp. *	57,000	1,972,770	Dentsply Int'l., Inc.	52,500	2,057,475
Dick's Sporting Goods,			Range Resources Corp.	38,000	1,763,960	Express Scripts, Inc. *	26,000	1,908,660
Inc. *	91,000	2,082,990	SandRidge Energy, Inc. *	23,400	819,000	Gen-Probe, Inc. *	39,000	2,330,250
Dollar Tree, Inc. *	61,700	2,366,812	Smith Int'l., Inc.	21,200	1,477,640	Invitrogen Corp. *	48,400	2,055,064
GameStop Corp. *	28,500	1,250,295	Southwestern Energy			St. Jude Medical, Inc. *	48,900	2,241,087
Marriott Int'l., Inc.	64,500	1,819,545	Co. *	40,000	1,534,800	Varian Medical Systems,
Nordstrom, Inc.	64,100	1,993,510	Transocean, Inc. *	16,500	2,098,800	Inc. *	42,000	2,652,720
Strayer Education, Inc.	10,400	2,182,336	Weatherford Int'l. Ltd. *	36,600	1,412,028	Wright Medical Group,
						Inc. *	62,500	1,924,375
Urban Outfitters, Inc. *	59,300	2,112,266			21,438,414			20,651,951
VF Corp.	25,000	1,981,250	Financials 6.5%
						Industrials 15.0%
		25,241,894	Affiliated Managers			Agco Corp. *	37,400	2,304,962
Consumer Staples 2.5%			Group, Inc. *	21,200	2,018,664
Chattem, Inc. *	28,000	1,963,360	First Cash Financial			BE Aerospace, Inc. *	71,000	1,700,450
			Services, Inc. *	103,100	1,910,443	Bucyrus Int'l., Inc.	24,000	1,676,400
HJ Heinz Co.	37,900	1,907,128	IntercontinentalExchange,			Canadian Pacific Railway
		3,870,488	Inc. *	15,200	1,338,056	Ltd.	19,000	1,154,250
Energy 13.8%			Invesco Ltd.	71,500	1,832,545	Con-way, Inc.	20,000	982,000
Atwood Oceanics, Inc. *	31,400	1,276,724	MSCI, Inc. *	45,500	1,358,175	Cummins, Inc.	20,500	1,335,780
Consol Energy, Inc.	19,700	1,333,887	T Rowe Price Group, Inc.	28,000	1,662,080	DryShips, Inc.	24,600	1,806,624
					10,119,963	Flowserve Corp.	20,500	2,708,460

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel Sustainable Emerging Companies Fund

				Principal
	Shares	Value		Amount	Value
		(Note 2)		(M=$1,000)	(Note 2)

Fluor Corp.	27,600	$2,211,588	U.S. Government Obligations		1.5%
JA Solar Holdings Co Ltd.			Federal Home Loan Bank 1.5%
ADR *	95,000	1,693,850	Agency Discount Notes:
Precision Castparts Corp.	17,700	1,827,702	2.04%, 09/04/08
Ritchie Bros Auctioneers,			(Cost $2,399,592)	2,400M	$2,399,592
Inc.	74,300	1,965,978	Total Investments 99.7%
Stericycle, Inc. *	32,500	1,927,250	(Cost $143,327,835)†		155,129,207
		23,295,294	Other Assets in
			Excess of
Information Technology 22.7%			Liabilities 0.3%		421,678
Activision Blizzard, Inc. *	67,500	2,215,350
Altera Corp.	105,500	2,388,520	Net Assets 100.0%		$ 155,550,885
Amphenol Corp.	55,300	2,627,856
Autodesk, Inc. *	46,400	1,648,592	*	Non-income producing
Broadcom Corp. *	100,200	2,410,812	†	Cost for federal income tax purposes is
Cognizant Technology				$143,327,835. At August 31, 2008 unrealized
Solutions Corp. *	85,500	2,506,860		appreciation for federal income tax purposes
				aggregated $11,801,372 of which
Cypress Semiconductor				$18,602,983 related to appreciated securities
Corp. *	68,600	2,224,012		and $6,801,610 related to depreciated
Diodes, Inc. *	59,500	1,415,505	securities.
Dolby Laboratories, Inc. *	52,000	2,116,400	ADR	- American Depository Receipt
Equinix, Inc. *	29,600	2,382,800
Intersil Corp.	83,700	1,961,091
Itron, Inc. *	18,000	1,864,440
McAfee, Inc. *	48,500	1,918,660
MEMC Electronic
Materials, Inc. *	45,000	2,209,050
Nice Systems Ltd. ADR *	49,100	1,503,933
Nuance Communications,
Inc. *	93,000	1,469,400
Trimble Navigation Ltd. *	72,000	2,437,200
		35,300,481
Materials 4.9%
Agrium, Inc.	26,600	2,242,380
Airgas, Inc.	36,300	2,150,412
Commercial Metals Co.	56,800	1,478,504
Nalco Holding Co.	75,300	1,722,111
		7,593,407
Telecommunication Services 2.2%
MetroPCS
Communications, Inc. *	78,600	1,325,982
NII Holdings, Inc. *	42,000	2,205,840
		3,531,822
Utilities 1.1%
ITC Holdings Corp.	30,100	1,685,901
Total Common Stocks
(Cost $140,928,243)		152,729,615

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●● Sentinel U.S. Treasury Money Market Fund

Investment in Securities
at August 31, 2008 (Unaudited)
Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 97.9%			U.S. Treasury Bill
U.S. Government Agency			1.356%, 09/11/08	5,500M $	5,497,928
Obligations 15.8%			U.S. Treasury Bill
Federal Home Loan Bank 9.0%			1.59%, 09/11/08	4,400M	4,398,057
Agency Discount Notes:			U.S. Treasury Bill
Federal Home Loan Bank			1.73%, 09/11/08	10,000M	9,995,194
Discount Notes			U.S. Cash Management Bill
2.24%, 09/02/08	4,800M $	4,799,701	1.717%, 09/15/08	5,000M	4,996,661
Federal Home Loan Bank			U.S. Cash Management Bill
Discount Notes			1.87%, 09/15/08	9,900M	9,892,800
2.19%, 09/05/08	500M	499,878	U.S. Cash Management Bill
Federal Home Loan Bank			1.905%, 09/15/08	12,300M	12,290,888
Discount Notes			U.S. Treasury Bill
2.34%, 09/05/08	4,000M	3,998,960	1.36%, 09/18/08	5,000M	4,996,789
Federal Home Loan Bank			U.S. Treasury Bill
Discount Notes			1.37%, 09/18/08	2,500M	2,498,383
2.24%, 09/08/08	875M	874,619
Federal Home Loan Bank			U.S. Treasury Bill
Discount Notes			1.45%, 09/18/08	9,865M	9,858,245
2.45%, 09/08/08	100M	99,953	U.S. Treasury Bill
Federal Home Loan Bank			1.516%, 09/18/08	8,225M	8,219,112
Discount Notes			U.S. Treasury Bill
2.17%, 09/12/08	600M	599,602	1.7%, 09/18/08	5,000M	4,995,986
Federal Home Loan Bank			U.S. Treasury Bill
Discount Notes			1.491%, 09/25/08	1,100M	1,098,907
2.25%, 09/23/08	1,100M	1,098,488	U.S. Treasury Bill
Total Federal Home Loan			1.565%, 09/25/08	8,900M	8,890,714
Bank		11,971,201	U.S. Treasury Bill
Federal National Mortgage			1.369%, 10/02/08	8,000M	7,990,569
Association 6.8%			Total U.S. Treasury
Agency Discount Notes:			Obligations		108,873,669
Fannie Mae Discount Notes			Total U.S. Government
2.36%, 09/08/08	655M	654,700	Obligations
Fannie Mae Discount Notes			(Cost $129,880,834)		129,880,834
2.3%, 09/17/08	8,000M	7,991,822
Fannie Mae Discount Notes
2.06%, 09/26/08	390M	389,442		Shares
Total Federal National			Money Market Funds 1.7%
Mortgage Association		9,035,964	Dreyfus Treasury Prime
Total U.S. Government			Cash Management
Agency Obligations		21,007,165	(Cost $2,250,000)	2,250,000	2,250,000
U.S. Treasury Obligations 82.1%			Total Investments 99.6%
U.S Treasury Bill			(Cost $132,130,834)†		132,130,834
1.27%, 09/04/08	4,500M	4,499,524	Other Assets in
U.S. Treasury Bill			Excess of
1.3535%, 09/04/08	2,500M	2,499,718	Liabilities 0.4%		512,228
U.S. Treasury Bill			Net Assets 100.0%	$ 132,643,062
1.361%, 09/04/08	595M	594,933
U.S. Treasury Bill
1.496%, 09/04/08	1,460M	1,459,818	† Also cost for federal income tax purposes.
U.S. Treasury Bill
1.584%, 09/04/08	2,000M	1,999,736
U.S. Treasury Bill
1.597%, 09/04/08	2,200M	2,199,707

The accompanying notes are an integral part of the financial statements.

NOTE1: ORGANIZATION:

Sentinel Group Funds, Inc. ("Company") is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of Seventeen separate series -- Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel High Yield Bond Fund, Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Small/Mid Cap Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Emerging Companies and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer Class A shares. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on Class B shares. The following funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Small Company and Sentinel U.S. Treasury Money Market Fund. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Small Company and Sentinel Small/Mid Cap, Sustainable Core Opportunities and Sentinel Sustainable Emerging Companies offer Class C shares. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Mid Cap Value, Sentinel Small Company and Small/Mid Cap, Sustainable Core Opportunities and Sentinel Sustainable Emerging Companies offer Class I shares. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2: SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued a the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Sentinel U.S. Treasury Money Market Fund, fixed-income securities with original maturities of greater than 60 days left to maturity, are valued on the basis of valuations provided by and independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes.

Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 –Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.
  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of August 31, 2008 were as follows:

		Other
	Quoted Prices in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
Sentinel	Assets	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments in Securities:
Balanced	$ 181,304,821	$ 82,367,577	$ – $	263,672,398

Capital Growth	150,005,694	7,134,313	–	157,140,007

Common Stock	1,193,442,916	14,495,573	–	1,207,938,489

Conservative
Allocation	20,501,224	33,040,992	–	53,542,216

Georgia
Municipal
Bond	–	30,160,078	–	30,160,078

Government
Securities	–	501,086,281	–	501,086,281

Growth
Leaders	23,037,060	3,986,131	–	27,023,191

High Yield
Bond	121,360	45,270,472	4,196,998	49,588,830

International
Equity	37,926,670	163,106,239	–	201,032,909

Mid Cap
Growth	144,278,473	999,888	–	145,278,361

Mid Cap
Value	158,211,713	36,358,957	–	194,570,670

Short Maturity
Government .	–	179,167,748	–	179,167,748

Small
Company	1,410,466,177	94,809,217	–	1,505,275,394

Small/Mid
Cap	9,587,930	–	–	9,587,930

Sustainable
Core
Opportunities	293,057,364	8,298,571	–	301,355,935

Sustainable
Emerging
Companies	152,729,615	2,399,592	–	155,129,207

U.S. Treasury
Money
Market	–	132,130,834	–	132,130,834

Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended August 31, 2008 was as follows:

	High Yield	Mid Cap
Sentinel Fund	Bond	Value

Assets:
Investments in
Securities:
Beginning Balance	$ 4,726,062	$ 50,409

Purchases	–	–
Transfers Into Level 3	1,017,400	–
Sales	(566,250)	(23,988)
Transfers Out of Level 3	(792,000)	–
Accrued Amortization	8,008	–
Realized Gains (Losses)	50,431	(26,719)
Unrealized Gains
(Losses)	(246,653)	298

Ending Balance	$ 4,196,998	$ –

Liabilities:
Investments in
Securities:
None.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A -2(A)). Filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc. By (Signature and Title) /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date October 29, 2008 ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ CHRISTIAN THWAITES
--------------------------------------------
Christian Thwaites, President and Chief Executive Officer

Date October 29, 2008 ----------------

By (Signature and Title)* /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date October 29, 2008 ----------------